Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — 88.6%
AUSTRALIA — 2.3%
233,912 Abacus Group REIT ............ $ 166,482
2,136,342 Abacus Storage King REIT ....... 1,537,897
483,758 Accent Group Ltd. .............. 655,496
648,596 Aeris Resources Ltd.(a) ........... 57,235
1,639,011 AGL Energy Ltd. ............... 11,658,755
398,542 AIC Mines Ltd.(a) .............. 86,016
166,102 Alkane Resources Ltd.(a) ......... 60,022
94,025 Ampol Ltd. ................... 1,687,176
40,887 Ansell Ltd. ................... 888,967
46,380 ARB Corp. Ltd. ................ 1,124,113
649,232 Arena REIT .................. 1,554,153
37,441 Audinate Group Ltd.(a) .......... 173,086
1,769,404 Aurelia Metals Ltd.(a) ........... 206,764
1,026,060 Aurizon Holdings Ltd. ........... 2,076,562
40,985 Australian Clinical Labs Ltd.(b) .... 95,303
9,391 Australian Ethical Investment Ltd. .. 29,031
130,807 Bank of Queensland Ltd. ......... 563,475
769,580 Beach Energy Ltd. .............. 721,509
669,232 Bega Cheese Ltd. ............... 2,394,142
856,113 Bendigo & Adelaide Bank Ltd. ..... 7,184,356
27,227 Bisalloy Steel Group Ltd. ......... 64,941
174,590 Brambles Ltd. ................. 2,133,576
541,933 Bravura Solutions Ltd. ........... 722,511
78,446 Breville Group Ltd. ............. 1,847,871
17,224 Brickworks Ltd. ................ 277,349
446,380 Capricorn Metals Ltd.(a) ......... 2,103,195
67,412 Catalyst Metals Ltd.(a) ........... 145,098
1,035,048 Centuria Industrial REIT ......... 1,875,795
155,428 Centuria Office REIT ........... 112,488
628,370 Cettire Ltd.(a) ................. 558,522
474,062 Challenger Ltd. ................ 1,841,278
27,223 Charter Hall Social Infrastructure
REIT ................... 43,430
38,600 Civmec Australia Ltd. ........... 31,228
231,466 Cleanaway Waste Management Ltd. . 396,335
12,665 Cochlear Ltd. ................. 2,492,746
364,545 Codan Ltd. ................... 3,602,013
48,870 Computershare Ltd. ............ 1,062,339
740,394 Cromwell Property Group REIT ... 178,395
558,847 Dexus REIT .................. 2,492,625
94,592 Domino's Pizza Enterprises Ltd. .... 1,749,843
762,452 Downer EDI Ltd. .............. 2,683,479
83,160 Elders Ltd. ................... 366,364
130,028 EML Payments Ltd.(a) .......... 66,295
2,415,282 Evolution Mining Ltd. ........... 8,393,329
74,638 Flight Centre Travel Group Ltd. .... 822,758
10,437 GenusPlus Group Ltd.(b) ........ 17,341
2,405,272 Gold Road Resources Ltd. ........ 3,645,084
715,088 GrainCorp Ltd. - Class A ......... 3,325,133
688,400 Harvey Norman Holdings Ltd. .... 2,203,326
863,953 Helia Group Ltd. ............... 2,580,673
188,697 Helloworld Travel Ltd. ........... 234,693
Shares Value
AUSTRALIA (continued)
110,185 HUB24 Ltd. .................. $ 5,454,949
107,893 IGO Ltd. .................... 324,430
833,557 Iluka Resources Ltd. ............ 2,251,773
6,066,757 Incitec Pivot Ltd. ............... 11,206,747
49,902 Infomedia Ltd. ................ 42,900
185,939 Insurance Australia Group Ltd. .... 1,054,508
35,452 Integrated Research Ltd. ......... 8,971
132,873 IPH Ltd. ..................... 410,246
150,033 JB Hi-Fi Ltd. .................. 9,360,764
88,927 Jumbo Interactive Ltd. ........... 723,261
60,410 Kelsian Group Ltd. ............. 141,705
1,033,952 Macmahon Holdings Ltd. ........ 226,941
21,634 Mader Group Ltd. .............. 83,338
390,209 Magellan Financial Group Ltd. ..... 2,513,814
9,256 Mayne Pharma Group Ltd.(a) ..... 26,082
862,750 Medibank Pvt Ltd. ............. 2,127,296
2,066,904 Metals X Ltd.(a) ............... 611,417
111,998 Monadelphous Group Ltd. ....... 1,086,552
737,603 Mount Gibson Iron Ltd.(a) ....... 143,921
668,934 Nanosonics Ltd.(a) ............. 1,419,767
57,294 Navigator Global Investments Ltd. .. 56,145
301,586 Netwealth Group Ltd. ........... 5,829,851
2,136,203 New Hope Corp. Ltd. ........... 6,368,836
67,149 nib holdings Ltd. ............... 238,993
44,900 Nick Scali Ltd. ................ 448,778
779,323 NRW Holdings Ltd. ............ 1,641,095
601,254 Nufarm Ltd. .................. 1,345,942
293,796 Nuix Ltd.(a) .................. 811,138
30,307 Objective Corp. Ltd. ............ 310,388
208,085 OFX Group Ltd.(a) ............. 180,241
65,580 Origin Energy Ltd. ............. 422,950
487,736 Perenti Ltd. ................... 422,042
5,027,655 Perseus Mining Ltd. ............. 8,772,827
85,631 Pinnacle Investment Management
Group Ltd. ............... 1,342,605
61,263 Playside Studios Ltd.(a) .......... 8,351
481,491 PointsBet Holdings Ltd. .......... 254,355
29,896 Pro Medicus Ltd. ............... 5,116,278
66,780 QBE Insurance Group Ltd. ....... 861,980
1,097,733 Qube Holdings Ltd. ............ 2,817,134
1,449,403 Ramelius Resources Ltd. ......... 2,184,156
24,626 REA Group Ltd. ............... 3,777,094
90,565 Regal Partners Ltd. ............. 217,380
598,890 Region RE Ltd. REIT ........... 804,290
356,957 Regis Healthcare Ltd. ............ 1,441,920
878,148 Regis Resources Ltd.(a) .......... 1,636,358
3,206,729 Resolute Mining Ltd.(a) .......... 810,410
4,518 Ricegrowers Ltd. ............... 28,440
62,611 RPMGlobal Holdings Ltd.(a) ...... 107,206
396,257 Service Stream Ltd. ............. 384,842
18,430 SKS Technologies Group Ltd. ..... 25,149
184,241 SmartGroup Corp. Ltd. .......... 908,556
80,636 Solvar Ltd. ................... 64,061

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
AUSTRALIA (continued)
2,412,982 South32 Ltd. .................. $ 4,954,695
245,229 Southern Cross Electrical Engineering
Ltd. ..................... 228,633
477,260 SRG Global Ltd. ............... 426,416
479,584 St. Barbara Ltd.(a) .............. 74,563
37,260 Suncorp Group Ltd. ............ 477,712
11,889 Supply Network Ltd. ............ 265,696
34,901 Tasmea Ltd.(b) ................ 69,505
328,290 Technology One Ltd. ............ 6,241,855
220,670 Temple & Webster Group Ltd.(a) ... 1,953,377
201,474 Tuas Ltd.(a) ................... 816,582
3,111 Universal Store Holdings Ltd. ..... 16,396
14,168 Veem Ltd. .................... 8,303
2,411,646 Ventia Services Group Pty Ltd. ..... 5,669,281
106,444 Vysarn Ltd.(a) ................. 30,275
92,192 WEB Travel Group Ltd.(a) ........ 288,851
2,158,501 West African Resources Ltd.(a) ..... 2,185,178
517,437 Westgold Resources Ltd. ......... 815,126
920,861 Whitehaven Coal Ltd. ........... 3,460,375
25,131 XRF Scientific Ltd. ............. 27,940
223,979 Yancoal Australia Ltd. ........... 892,828
1,809,328 Zip Co. Ltd.(a) ................ 2,686,346
201,439,699
AUSTRIA — 0.3%
196,366 ams-OSRAM AG(a) ............ 1,457,430
65,083 BAWAG Group AG(b)(c) ........ 5,883,339
3,796 DO & CO AG(a) .............. 759,418
24,150 Erste Group Bank AG ........... 1,484,715
353 EVN AG ..................... 8,510
49,243 Kontron AG .................. 1,001,710
4,871 Palfinger AG .................. 114,953
8,563 Porr AG ..................... 180,618
489,002 Raiffeisen Bank International AG ... 11,059,908
12,345 Rhi Magnesita NV ............. 533,590
54,211 UNIQA Insurance Group AG ..... 458,546
16,855 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 564,422
49,649 voestalpine AG ................ 1,038,404
24,545,563
BAHAMAS — 0.0%
120,330 OneSpaWorld Holdings Ltd. ...... 2,570,249
BELGIUM — 0.2%
8,000 Ageas SA ..................... 412,109
2,523 Ascencio REIT ................ 125,571
264,466 Azelis Group NV ............... 5,417,816
86,720 Barco NV .................... 860,874
6,630 Bekaert SA ................... 231,452
62,503 bpost SA ..................... 120,400
3,608 Cie d'Entreprises CFE ........... 23,850
69,608 Colruyt Group NV ............. 2,564,032
10,979 Deme Group NV .............. 1,540,795
Shares Value
BELGIUM (continued)
25,354 EVS Broadcast Equipment SA ..... $ 821,599
16,195 Materialise NV - ADR(a) ......... 135,714
71,747 Proximus SADP ............... 397,480
23,521 Retail Estates NV REIT .......... 1,400,977
120,721 Umicore SA .................. 1,215,289
1,051 Wereldhave Belgium Comm VA REIT 52,100
15,320,058
BRAZIL — 0.4%
2,775,475 BRF SA - ADR ................ 10,408,031
3,188,229 Cia Energetica de Minas Gerais - ADR 5,961,989
2,107,248 Hapvida Participacoes e Investimentos
SA(a)(b)(c) ............... 879,815
736,910 Pagseguro Digital Ltd. - Class A(a) .. 5,489,980
682,100 Rumo SA .................... 2,139,423
584,800 StoneCo Ltd. - Class A(a) ........ 5,362,616
859,000 Vibra Energia SA ............... 2,495,841
32,737,695
CANADA — 1.9%
7,496 ADENTRA, Inc. ............... 178,355
150,338 Aecon Group, Inc. .............. 2,478,480
21,166 AGF Management Ltd. - Class B ... 164,277
2,964 Agnico Eagle Mines Ltd. ......... 275,452
65,640 Allied Properties Real Estate
Investment Trust REIT ...... 784,961
68,478 Altius Minerals Corp. ........... 1,272,640
87,100 Altus Group Ltd. ............... 3,556,876
30,800 Amerigo Resources Ltd. .......... 35,179
121,802 ARC Resources Ltd. ............ 2,085,975
6,000 Aritzia, Inc.(a) ................. 288,575
22,100 Black Diamond Group Ltd. ....... 139,441
17,400 Boralex, Inc. - Class A ........... 309,365
20,400 Brookfield Asset Management Ltd. -
Class A .................. 1,220,898
12,843 Brookfield Renewable Corp. ....... 342,162
362,316 CAE, Inc.(a) .................. 8,543,413
24,363 Canaccord Genuity Group, Inc. .... 164,951
43,700 Canada Goose Holdings, Inc.(a) .... 478,690
21,099 Capital Power Corp. ............ 772,621
8,730 Cargojet, Inc. ................. 715,291
20,985 CCL Industries, Inc. - Class B ..... 1,042,355
248,611 Centerra Gold, Inc. ............. 1,554,941
79,461 Choice Properties Real Estate
Investment Trust REIT ...... 706,393
76,433 Chorus Aviation, Inc.(a) ......... 149,884
3,095 Cogeco, Inc. .................. 113,463
36,824 Coveo Solutions, Inc.(a) .......... 155,571
141,436 Descartes Systems Group, Inc. (The)(a) 16,382,532
19,400 Descartes Systems Group, Inc. (The)(a) 2,245,613
29,000 Docebo, Inc.(a) ................ 1,213,197
491,577 Dollarama, Inc. ................ 46,517,759
17,486 DREAM Unlimited Corp. - Class A . 265,415
55,200 Dundee Precious Metals, Inc. ...... 559,463

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
CANADA (continued)
32,457 Enghouse Systems Ltd. .......... $ 616,155
25,760 Evertz Technologies Ltd. ......... 230,419
17,415 Exco Technologies Ltd. .......... 84,478
64,700 Finning International, Inc. ........ 1,615,552
101,385 FirstService Corp. .............. 18,438,890
394,663 Fortuna Mining Corp.(a) ......... 1,998,637
10,560 Gildan Activewear, Inc. .......... 544,585
3 Hammond Power Solutions, Inc. ... 216
78,771 Headwater Exploration, Inc. ...... 362,595
2,000 Information Services Corp. ....... 36,908
25,600 InPlay Oil Corp. ............... 29,769
181,775 Killam Apartment Real Estate
Investment Trust REIT ...... 2,067,458
45,152 Kinaxis, Inc.(a) ................ 5,198,530
42,400 Kinross Gold Corp. ............. 477,578
253,979 Knight Therapeutics, Inc.(a) ....... 968,138
84,060 Labrador Iron Ore Royalty Corp. ... 1,764,661
600 Lassonde Industries, Inc. - Class A .. 75,168
342,500 Lightspeed Commerce, Inc.(a) ..... 4,937,128
11,300 Lululemon Athletica, Inc.(a) ...... 4,680,460
78,000 Lundin Gold, Inc. .............. 1,932,088
208,653 Martinrea International, Inc. ...... 1,261,953
24,949 Metro, Inc. ................... 1,558,894
1,345 Morguard Corp. ............... 103,622
57,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 670,097
219,402 Mullen Group Ltd. ............. 2,249,348
1,106 Nexus Industrial REIT - Units ..... 5,616
13,902 North West Co., Inc. (The) ....... 444,221
21,600 Osisko Gold Royalties Ltd. ....... 399,496
14,610 Parkland Corp. ................ 325,203
133,627 Pason Systems, Inc. ............. 1,213,663
11,200 PHX Energy Services Corp. ....... 70,590
2,600 Pollard Banknote Ltd. ........... 50,664
17,049 Quebecor, Inc. - Class B ......... 378,437
4,857 Reitmans Canada Ltd. - Class A(a) .. 8,121
54,434 Richelieu Hardware Ltd. ......... 1,538,617
75,126 RioCan Real Estate Investment Trust
REIT ................... 955,261
89,281 Secure Waste Infrastructure Corp. .. 922,696
8 SIR Royalty Income Fund - Units .. 70
64,849 Stella-Jones, Inc. ............... 3,129,226
1,900 TECSYS, Inc. ................. 58,267
25,124 TFI International, Inc. ........... 3,311,144
55,665 TMX Group Ltd. .............. 1,722,786
4,500 Toromont Industries Ltd. ......... 358,830
46,803 Tourmaline Oil Corp. ........... 2,132,196
84,066 Transcontinental, Inc. - Class A .... 1,057,369
18,200 True North Commercial Real Estate
Investment Trust REIT(a) .... 113,331
85,362 Vermilion Energy, Inc. ........... 786,457
17,677 Wajax Corp. .................. 252,989
Shares Value
CANADA (continued)
15,978 Westshore Terminals Investment Corp. $ 257,038
106,833 Whitecap Resources, Inc. ......... 703,473
12,986 Winpak Ltd. .................. 386,359
167,199,635
CHILE — 0.1%
2,979,098 Cencosud SA .................. 7,592,767
CHINA — 4.4%
6,633,267 3SBio, Inc.(b)(c) ............... 5,118,866
15,282,000 Agricultural Bank of China Ltd. - H
Shares ................... 8,416,770
1,914,439 Aisino Corp. - A Shares .......... 2,235,143
196,098 Alibaba Group Holding Ltd. - ADR . 19,382,326
196,600 Autohome, Inc. - ADR .......... 5,508,732
8,074,900 Bank of Beijing Co. Ltd. - A Shares . 6,613,968
4,602,900 Bank of Changsha Co. Ltd. - A Shares 5,812,779
2,735,339 Bank of Chengdu Co. Ltd. - A Shares 6,434,866
14,962,770 Bank of China Ltd. - H Shares ..... 7,740,658
8,169,000 Bank of Communications Co. Ltd. - H
Shares ................... 6,608,411
2,880,674 Bank of Hangzhou Co. Ltd. - A Shares 5,820,094
5,644,251 Bank of Jiangsu Co. Ltd. - A Shares . 7,667,211
4,313,200 Bank of Nanjing Co. Ltd. - A Shares 6,301,004
4,973,900 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 7,717,868
10,953,190 Beiqi Foton Motor Co. Ltd. - A
Shares(a) ................. 3,511,824
8,509,044 China Construction Bank Corp. - H
Shares ................... 6,923,939
1,247,600 China National Medicines Corp. Ltd. -
A Shares ................. 5,507,755
6,863,000 China Railway Group Ltd. - H Shares 3,323,656
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,441,694
1,095,600 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 873,037
50,820,461 China Tower Corp. Ltd. - H Shares(b)
(c) ...................... 7,320,314
5,968,600 Dongfang Electric Corp. Ltd. - H
Shares ................... 6,920,084
4,636,000 Dongfeng Motor Group Co. Ltd. - H
Shares ................... 1,852,737
1,623,591 E-Commodities Holdings Ltd. ..... 233,828
3,961,274 FAW Jiefang Group Co. Ltd. - A
Shares ................... 4,261,666
36,900 FAW Jiefang Group Co. Ltd. - A
Shares ................... 39,698
2,073,432 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 5,555,842
633,219 Full Truck Alliance Co. Ltd. - ADR . 7,130,046
6,932,500 Greentown China Holdings Ltd. ... 7,685,180
4,675,100 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 7,461,809

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
CHINA (continued)
45,600 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ $ 72,781
1,475,907 Han's Laser Technology Industry
Group Co. Ltd. - A Shares .... 5,183,216
10,851,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 7,386,019
6,205,500 IRICO Display Devices Co. Ltd. - A
Shares(a) ................. 7,201,827
1,037,358 JCET Group Co. Ltd. - A Shares ... 5,526,547
4,703,600 JD Logistics, Inc.(a)(b)(c) ........ 8,099,488
409,885 JD.com, Inc. - ADR ............ 16,690,517
3,317,583 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 2,286,014
1,032,100 Kuaishou Technology(a)(b)(c) ..... 5,648,305
1,453,200 Lens Technology Co. Ltd. - A Shares 5,231,834
622,800 Lens Technology Co. Ltd. - A Shares 2,224,045
3,165,900 Ming Yang Smart Energy Group Ltd. -
A Shares ................. 4,502,544
2,593,800 MLS Co. Ltd. - A Shares ......... 2,891,631
6,130,000 ORG Technology Co. Ltd. - A Shares 4,222,994
2,038,500 ORG Technology Co. Ltd. - A Shares 1,404,335
3,838,600 Oriental Pearl Group Co. Ltd. - A
Shares ................... 3,895,030
12,203,000 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 6,245,272
3,890,400 Ping An Bank Co. Ltd. - A Shares .. 6,111,869
938,211 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 5,282,770
7,043,600 Postal Savings Bank of China Co. Ltd.
- A Shares ................ 5,216,996
834,111 Raytron Technology Co. Ltd. - A
Shares ................... 5,701,280
12,981,400 Rizhao Port Co. Ltd. - A Shares .... 5,403,642
1,779,500 Sany Heavy Industry Co. Ltd. - A
Shares ................... 3,923,094
13,548,350 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 7,547,912
2,459,900 Shanghai Mechanical and Electrical
Industry Co. Ltd. - A Shares ... 5,979,864
2,166,600 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 3,161,066
840,100 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 1,225,705
1,551,265 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 5,974,467
8,068,500 Sinopec Engineering Group Co. Ltd. -
H Shares ................. 6,457,194
1,864,000 Sinopharm Group Co. Ltd. - H Shares 4,929,794
2,698,240 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 5,452,547
8,853,628 Tianjin Port Co. Ltd. - A Shares .... 5,764,927
2,164,637 Triangle Tyre Co. Ltd. - A Shares ... 4,548,660
Shares Value
CHINA (continued)
4,087,200 Wuxi Taiji Industry Ltd. Co. - A
Shares ................... $ 3,788,048
2,459,829 Xiaomi Corp. - B Shares(a)(b)(c) ... 12,328,810
12,328,342 Xinyi Solar Holdings Ltd. ........ 5,082,652
2,045,674 Xuji Electric Co. Ltd. - A Shares .... 7,547,010
19,900 Xuji Electric Co. Ltd. - A Shares .... 73,416
1,974,700 Yifan Pharmaceutical Co. Ltd. - A
Shares ................... 2,902,951
3,030,000 Yunnan Copper Co. Ltd. - A Shares . 5,302,416
30,300 Yunnan Copper Co. Ltd. - A Shares . 53,024
2,870,487 Zhejiang Medicine Co. Ltd. - A Shares 5,922,584
8,530,400 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 6,335,877
396,152,779
DENMARK — 0.7%
254,367 ALK-Abello A/S(a) ............. 5,727,813
632,744 Ambu A/S - Class B ............. 11,777,980
8,576 Bang & Olufsen A/S(a) .......... 15,133
183,067 Bavarian Nordic A/S(a) .......... 5,009,505
9,724 Chemometec A/S .............. 753,184
3,565 Columbus A/S ................. 6,449
8,934 D/S Norden A/S ............... 254,013
26,700 Danske Bank A/S .............. 797,198
15,001 DSV A/S ..................... 2,988,413
111,759 FLSmidth & Co. A/S ............ 5,801,483
20,925 Genmab A/S(a) ................ 4,112,956
44,898 GN Store Nord AS(a) ........... 919,510
1,642,580 H Lundbeck A/S ............... 10,051,525
359,810 H Lundbeck A/S - Class A ........ 1,796,645
5,319 Invisio AB .................... 158,392
26,054 Nilfisk Holding A/S(a) ........... 408,414
117,741 NKT A/S(a) .................. 7,870,985
1,151 North Media A/S ............... 7,834
3,513 Pandora A/S .................. 672,101
13,529 Per Aarsleff Holding A/S ......... 870,834
1,020 ROCKWOOL A/S - Class B ...... 361,197
3,207 Royal Unibrew A/S ............. 221,689
3,353 Solar A/S - Class B .............. 140,916
5,564 SP Group A/S ................. 235,243
5,992 Sparekassen Sjaelland-Fyn A/S ..... 218,601
10,116 Svitzer Group A/S(a) ............ 297,648
18,750 Sydbank AS ................... 995,450
93,552 Vestas Wind Systems A/S(a) ....... 1,286,774
4,367 Zealand Pharma A/S(a) .......... 446,517
64,204,402
FINLAND — 0.4%
309 Aspo Oyj .................... 1,582
111,099 Cargotec Oyj - Class B ........... 5,524,655
124 Fiskars Oyj Abp ................ 1,976
174,019 Fortum Oyj ................... 2,528,409
119,329 Huhtamaki Oyj ................ 4,405,908
2,819 Incap Oyj(a) .................. 32,724

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
FINLAND (continued)
76,349 Kalmar Oyj - Class B(a) .......... $ 2,566,769
8,504 Kojamo Oyj(a) ................ 88,350
171,186 Konecranes Oyj ................ 10,298,409
8,808 Marimekko Oyj ................ 117,238
969,903 Metso Oyj .................... 9,626,982
4,088 Olvi Oyj - Class A .............. 129,502
12,419 Oriola Oyj - Class A ............ 12,577
85,418 Oriola Oyj - Class B ............ 83,214
44,397 Orion Oyj - Class B ............. 2,409,353
92,131 Puuilo Oyj ................... 976,662
23,327 Raisio Oyj - Class V ............. 54,857
6,646 Revenio Group Oyj ............. 213,432
10,758 Sanoma Oyj .................. 92,874
7,681 Vaisala Oyj - Class A ............ 424,157
30,861 Wartsila Oyj Abp ............... 582,970
40,172,600
FRANCE — 0.8%
8,798 Alten SA ..................... 809,281
14,835 Amundi SA(b)(c) ............... 1,044,321
7,169 Aramis Group SAS(a)(b)(c) ....... 56,084
1,791 Aubay ....................... 86,254
1,129 Boiron SA .................... 30,961
101,738 Carmila SA REIT .............. 1,763,362
26,400 Carrefour SA .................. 376,131
55,509 Cie des Alpes .................. 942,603
78,890 Clariane SE(a) ................. 177,005
63,270 Coface SA .................... 1,020,213
45,972 Covivio SA REIT .............. 2,443,100
67,583 Derichebourg SA ............... 376,752
532,083 Elior Group SA(a)(b)(c) .......... 1,440,119
11,478 Esso SA Francaise .............. 1,329,447
187,153 Etablissements Maurel et Prom SA .. 1,198,583
13,269 Fnac Darty SA ................. 405,532
152,576 Forvia SE .................... 1,601,341
3,780 Gaztransport Et Technigaz SA ..... 577,435
23,481 Gecina SA REIT ............... 2,292,345
1,755 GL Events SACA ............... 34,607
4,744 Guerbet ..................... 134,402
36,720 ICADE REIT ................. 863,400
18,906 Ipsen SA ..................... 2,333,785
65,589 IPSOS SA .................... 3,103,600
10,487 JCDecaux SE(a) ............... 175,604
12,460 Kaufman & Broad SA ........... 428,696
70,899 Klepierre SA REIT ............. 2,110,756
1,109 Lagardere SA .................. 23,057
149,756 Lectra ....................... 4,169,943
13,889 Manitou BF SA ................ 311,897
96,316 Mercialys SA REIT ............. 1,057,298
5,366 Mersen SA ................... 121,235
15,387 Nexans SA ................... 1,501,389
58,883 Nexity SA(a) .................. 788,738
33,053 Opmobility ................... 374,035
Shares Value
FRANCE (continued)
86,537 Pluxee NV ................... $ 2,009,706
11,640 Publicis Groupe SA ............. 1,237,937
1,470 Pullup Entertainment(a) ......... 30,381
4,803 Quadient SA .................. 90,881
64,056 Rubis SCA ................... 1,674,182
6,870 SEB SA ...................... 653,612
9,233 SMCP SA(a)(b)(c) .............. 30,467
24,627 Societe BIC SA ................ 1,623,740
162 Societe LDC SADIR ............ 10,886
187,603 SPIE SA ..................... 6,252,324
323,291 Technip Energies NV ............ 9,158,894
59,182 Television Francaise 1 SA ......... 466,675
1,729 Trigano SA ................... 236,940
399,017 Ubisoft Entertainment SA(a) ...... 4,604,003
450,816 Valeo SE ..................... 5,025,184
57,756 Verallia SA(b)(c) ............... 1,777,733
795 Vetoquinol SA ................. 58,426
15,028 Vicat SACA ................... 626,754
3,716 Virbac SACA .................. 1,247,385
6,081 Viridien(a) ................... 350,705
72,670,126
GERMANY — 0.9%
193,079 AIXTRON SE ................ 2,682,583
1,662 AlzChem Group AG ............ 110,693
7,015 Atoss Software SE .............. 837,431
44,832 Auto1 Group SE(a)(b)(c) ......... 866,454
39,711 Bilfinger SE ................... 2,042,539
51,747 Brenntag SE .................. 3,255,918
570,904 CECONOMY AG(a) ........... 1,764,889
3,467 Cewe Stiftung & Co. KGAA ...... 366,987
4,350 CTS Eventim AG & Co. KGaA .... 424,175
43,180 Deutsche Pfandbriefbank AG(a)(b)(c) 245,065
48,599 Deutz AG .................... 235,085
7,026 Douglas AG(a) ................ 149,819
9,333 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 549,563
148,647 Duerr AG .................... 3,661,314
3,283 Einhell Germany AG - Preference
Shares ................... 215,826
4,240 Elmos Semiconductor SE ......... 311,248
155,772 EuroEyes International Eye Clinic Ltd. 65,611
31,380 Fielmann Group AG ............ 1,425,153
150,705 flatexDEGIRO AG ............. 2,553,248
98,021 Freenet AG ................... 3,024,185
41,110 Fresenius Medical Care AG ....... 2,042,130
12,093 Friedrich Vorwerk Group SE ...... 445,453
91,196 FUCHS SE - Preference Shares .... 4,145,131
8,029 Hamborner REIT AG ........... 53,528
13,959 Hannover Rueck SE ............ 3,678,040
219,932 Heidelberger Druckmaschinen AG(a) 276,629
216,504 HelloFresh SE(a) ............... 2,382,117
148,088 Hensoldt AG .................. 5,954,169

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
GERMANY (continued)
26,937 HOCHTIEF AG .............. $ 3,898,687
5,426 Hornbach Holding AG & Co. KGaA 416,147
98,434 HUGO BOSS AG ............. 4,611,441
17,176 Indus Holding AG .............. 367,344
42,029 IONOS Group SE(a) ........... 1,073,915
32,513 Jungheinrich AG - Preference Shares . 840,306
13,268 KION Group AG .............. 492,697
30,446 Krones AG ................... 4,154,462
352 KSB SE & Co. KGaA - Preference
Shares ................... 235,239
15,299 KWS Saat SE & Co. KGaA ....... 962,435
583 MBB SE ..................... 61,777
2,765 Mensch und Maschine Software SE . 148,897
8,679 MLP SE ..................... 62,904
5,252 Norma Group SE .............. 90,103
99 Paul Hartmann AG ............. 22,903
11,100 Porsche Automobil Holding SE -
Preference Shares ........... 438,681
327,782 ProSiebenSat.1 Media SE ......... 1,883,241
31,864 SAF-Holland SE ............... 546,473
34,427 Scout24 SE(b)(c) ............... 3,347,747
780 Secunet Security Networks AG ..... 102,613
9,527 Stabilus SE ................... 314,741
1,002 STO SE & Co. KGaA - Preference
Shares ................... 118,903
45,323 Stroeer SE & Co. KGaA ......... 2,678,876
48,189 Suedzucker AG ................ 530,281
48,303 SUSS MicroTec SE ............. 2,157,080
12,510 Symrise AG ................... 1,280,950
103,565 TeamViewer SE(a)(b)(c) .......... 1,226,488
1,330,384 thyssenkrupp AG ............... 6,592,838
2,113 Wacker Chemie AG ............. 144,803
5,146 Washtec AG .................. 213,011
82,780,966
GREECE — 0.1%
1,727,178 Piraeus Financial Holdings SA ..... 7,814,534
HONG KONG — 0.6%
98,000 APT Satellite Holdings Ltd. ....... 27,307
509,200 ASMPT Ltd. .................. 4,702,099
731,920 Bank of East Asia Ltd. (The) ...... 926,645
312,263 Bright Smart Securities &
Commodities Group Ltd. ..... 95,212
66,035 Build King Holdings Ltd. ........ 7,820
404,000 Cafe de Coral Holdings Ltd. ...... 393,285
219,000 Champion REIT ............... 46,700
2,116,500 China Overseas Land & Investment
Ltd. ..................... 3,373,311
3,742,987 China Taiping Insurance Holdings Co.
Ltd. ..................... 5,587,314
98,578 Chow Sang Sang Holdings
International Ltd. .......... 83,559
872,062 Chow Tai Fook Jewellery Group Ltd. 787,030
Shares Value
HONG KONG (continued)
676,000 Citychamp Watch & Jewellery Group
Ltd.(a) ................... $ 60,796
3,202,682 COSCO SHIPPING Ports Ltd. .... 1,852,973
378,387 Dah Sing Banking Group Ltd. ..... 386,516
18,400 Dah Sing Financial Holdings Ltd. .. 65,685
2,756,045 Emperor Watch & Jewellery Ltd. ... 60,867
111,000 Hang Lung Group Ltd. .......... 147,143
1,077,000 Hang Lung Properties Ltd. ........ 851,951
140,580 Henderson Land Development Co.
Ltd. ..................... 389,895
430,800 Hutchison Port Holdings Trust - U
Shares- Units .............. 68,463
189,000 Hysan Development Co. Ltd. ..... 273,283
431,247 International Housewares Retail Co.
Ltd. ..................... 60,722
205,918 Jacobson Pharma Corp. Ltd.(b) .... 33,311
0 JBM Healthcare Ltd.(b) .......... 0
8,303 Jinhui Shipping & Transportation Ltd.
(a) ...................... 4,388
673,882 Johnson Electric Holdings Ltd. .... 893,529
1,124,176 JS Global Lifestyle Co. Ltd.(a)(b)(c) . 264,311
107,031 Kerry Logistics Network Ltd. ...... 89,873
815,777 Kerry Properties Ltd. ............ 1,604,614
122,000 LH GROUP Ltd.(b) ............ 7,389
775,374 Luk Fook Holdings International Ltd. 1,425,754
2,466,596 Man Wah Holdings Ltd. ......... 1,495,389
319,646 Melco Resorts & Entertainment Ltd. -
ADR(a) .................. 1,889,108
5,724,000 Nine Dragons Paper Holdings Ltd.(a) 2,326,629
3,163,402 Pacific Basin Shipping Ltd. ....... 640,306
1,138,208 PC Partner Group Ltd. .......... 772,949
3,332,308 PCCW Ltd. .................. 1,938,066
311,496 Prosperity REIT ............... 49,236
1,269,477 Shun Tak Holdings Ltd.(a) ........ 99,768
1,310,326 Singamas Container Holdings Ltd. .. 119,810
214,799 SITC International Holdings Co. Ltd. 510,831
200,000 SOCAM Development Ltd.(a) ..... 11,723
531,500 Stella International Holdings Ltd. ... 1,208,365
80,000 SUNeVision Holdings Ltd. ....... 38,542
299,000 Sunlight Real Estate Investment Trust
REIT ................... 71,443
93,300 Swire Pacific Ltd. - A Shares ....... 810,282
1,098,612 Tai Hing Group Holdings Ltd.(b) .. 134,182
130,000 Tam Jai International Co. Ltd. ..... 14,873
1,397 Tang Palace China Holdings Ltd. ... 39
549,000 Texhong International Group Ltd. .. 280,265
1,520,000 Truly International Holdings Ltd. ... 235,038
8,345,993 United Energy Group Ltd. ........ 398,450
6,884,000 United Laboratories International
Holdings Ltd. (The) ......... 10,233,631
123,000 VTech Holdings Ltd. ............ 810,972
123,676 Wai Kee Holdings Ltd.(a) ........ 10,004
863,815 WH Group Ltd.(b)(c) ........... 673,858

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
HONG KONG (continued)
150,100 Wharf Real Estate Investment Co. Ltd. $ 373,513
2,008,696 Yue Yuen Industrial Holdings Ltd. .. 4,280,868
53,999,885
ICELAND — 0.0%
461,026 Embla Medical HF(a) ........... 2,177,318
INDIA — 0.5%
4,782,665 Bank of India ................. 6,177,806
2,184,369 Indus Towers Ltd.(a) ............ 8,717,587
458,760 Lupin Ltd. ................... 10,989,532
0 Network18 Media & Investments Ltd.
(a) ...................... 0
85,714 PB Fintech Ltd.(a) .............. 1,699,382
719,909 Sun TV Network Ltd. ........... 5,130,172
63,784 Tech Mahindra Ltd. ............. 1,226,367
154,275 WNS Holdings Ltd.(a) .......... 9,449,344
1,197,601 Zee Entertainment Enterprises Ltd. . 1,452,370
44,842,560
INDONESIA — 0.1%
35,325,900 Perusahaan Gas Negara Tbk PT .... 3,458,928
10,058,889 Semen Indonesia Persero Tbk PT ... 1,731,397
5,190,325
IRELAND — 0.2%
38,741 AerCap Holdings NV ........... 3,703,640
149,355 Alkermes Plc(a) ................ 4,709,163
352,895 Amarin Corp. Plc - ADR(a) ....... 203,409
550,267 Cairn Homes Plc ............... 1,293,648
15,251 COSMO Pharmaceuticals NV ..... 1,100,502
808,143 Greencore Group Plc ............ 1,936,193
26,700 Jazz Pharmaceuticals Plc(a) ........ 3,320,679
16,267,234
ISRAEL — 1.8%
32 Afcon Holdings Ltd.(a) .......... 1,661
1,817 Analyst IMS Investment Management
Services Ltd. .............. 35,422
7,713 Automatic Bank Services Ltd. ...... 55,767
102,046 B Communications Ltd.(a) ....... 546,082
78,540 Bank Hapoalim BM ............ 1,007,565
147,798 Bank Leumi Le-Israel BM ........ 1,849,681
363,106 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 576,327
56,850 Brainsway Ltd.(a) .............. 299,446
7,215 Camtek Ltd. .................. 636,447
104,965 Cellcom Israel Ltd.(a) ........... 690,113
19,918 CyberArk Software Ltd.(a) ........ 7,389,180
3,180 Delek Group Ltd. .............. 464,466
17,935 Delta Galil Ltd. ................ 1,017,449
1,165,007 El Al Israel Airlines(a) ........... 2,921,501
52,530 FIBI Holdings Ltd. ............. 2,968,913
462,562 First International Bank of Israel Ltd.
(The) .................... 24,560,814
Shares Value
ISRAEL (continued)
102,575 Fiverr International Ltd.(a) ........ $ 3,166,490
4,165 FMS Enterprises Migun Ltd. ...... 182,745
34,940 Formula Systems 1985 Ltd. ....... 3,214,097
26,620 Fox Wizel Ltd. ................. 2,201,857
12,281 Gilat Satellite Networks Ltd.(a) .... 87,809
92,900 ICL Group Ltd. ................ 552,349
147,461 Inmode Ltd.(a) ................ 2,537,804
206,290 Isracard Ltd. .................. 949,948
14,333 Israel Corp. Ltd. ............... 4,203,896
465 Isras Investment Co. Ltd. ......... 110,894
285,163 Kornit Digital Ltd.(a) ........... 8,281,134
3,959 M Yochananof & Sons Ltd. ....... 276,295
214,476 Max Stock Ltd. ................ 792,190
3,071 Meitav Investment House Ltd. ..... 32,178
958,346 Menivim- The New REIT Ltd. ..... 547,634
9,550 Mizrahi Tefahot Bank Ltd. ........ 454,566
337 Naphtha Israel Petroleum Corp. Ltd. 2,145
196,690 Nexxen International Ltd.(a) ...... 945,329
324,812 Nice Ltd. - ADR(a) ............. 53,964,266
8,040 Nova Ltd.(a) .................. 1,931,482
27,215 Oddity Tech Ltd. - Class A(a) ...... 1,298,700
9,215,395 Oil Refineries Ltd. .............. 2,721,391
7,565 One Software Technologies Ltd. .... 137,475
40,938 Partner Communications Co. Ltd.(a) 285,888
260,031 Phoenix Financial Ltd. ........... 4,392,305
390,000 Playtika Holding Corp. .......... 2,796,300
277,264 Plus500 Ltd. .................. 9,719,692
1,092 RADCOM Ltd.(a) ............. 14,010
157,341 Radware Ltd.(a) ................ 3,500,837
19,609 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 1,468,198
117,884 Riskified Ltd. - Class A(a) ........ 605,924
9,212 Sapiens International Corp. NV .... 252,040
178,015 Sella Capital Real Estate Ltd. REIT . 467,541
13,370 Shufersal Ltd. ................. 138,541
548,702 Tel Aviv Stock Exchange Ltd. ...... 6,219,900
19,426 Tower Semiconductor Ltd.(a) ...... 910,720
10,737 ZIM Integrated Shipping Services Ltd. 191,119
164,576,523
ITALY — 1.1%
6,457,499 A2A SpA ..................... 15,250,268
29,986 Arnoldo Mondadori Editore SpA ... 68,403
96,726 Ascopiave SpA ................. 281,589
17,172 Avio SpA(b) .................. 285,563
16,556 Azimut Holding SpA ............ 432,880
4,754 Banca Generali SpA ............. 238,048
128,603 Banca IFIS SpA ................ 2,821,833
777,641 Banca Mediolanum SpA ......... 10,440,526
86,700 Banca Monte dei Paschi di Siena SpA 555,506
526,311 Banca Popolare di Sondrio SPA .... 4,859,825
170,267 BFF Bank SpA(b)(c) ............ 1,459,896
86,160 BPER Banca SpA ............... 586,939

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
ITALY (continued)
215,256 Buzzi SpA .................... $ 8,817,831
156,257 Cairo Communication SpA ....... 411,944
70,658 Cementir Holding NV .......... 858,287
610,408 CIR SpA-Compagnie Industriali(a) . 378,965
125,038 Credito Emiliano SpA ........... 1,467,943
6,429 Danieli & C Officine Meccaniche SpA 167,783
60,519 Danieli & C Officine Meccaniche SpA
- RSP ................... 1,220,217
22,083 Datalogic SpA ................. 108,375
300,913 Davide Campari-Milano NV ...... 1,736,001
147,448 De' Longhi SpA ............... 5,184,042
7,980 DiaSorin SpA ................. 854,718
22,875 Digital Value SpA .............. 491,922
16,336 El.En. SpA ................... 184,260
198,315 Ermenegildo Zegna NV .......... 1,800,700
64,952 Fiera Milano SpA .............. 332,942
3,563 Fine Foods & Pharmaceuticals NTM 25,083
75,712 FNM SpA .................... 33,866
1,429,354 Hera SpA .................... 5,226,941
127,561 Immobiliare Grande Distribuzione
SIIQ SpA REIT(a) .......... 385,071
597,057 Iren SpA ..................... 1,292,130
496,743 Iveco Group NV ............... 6,045,916
927 LU-VE SpA ................... 27,596
915,298 Maire SpA .................... 9,012,280
371,421 MFE-MediaForEurope NV - Class A 1,207,897
22,133 MFE-MediaForEurope NV - Class B 97,985
13,307 Orsero SpA ................... 171,225
185,400 Piaggio & C SpA ............... 413,879
92,188 Pirelli & C SpA(b)(c) ............ 554,749
29,800 Poste Italiane SpA(b)(c) .......... 452,233
6,600 Prysmian SpA ................. 459,090
58,426 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 54,904
3,177,836 Saipem SpA(a) ................. 7,754,434
26,589 SOL SpA .................... 1,079,638
182,900 Unipol Assicurazioni SpA ......... 2,478,426
1,308,624 Webuild SpA .................. 3,985,484
102,056,033
JAPAN — 8.3%
73,300 77 Bank Ltd. (The) ............. 2,248,970
4,500 A&A Material Corp. ............ 35,030
332,734 ABC-Mart, Inc. ................ 6,944,791
4,400 Abist Co. Ltd. ................. 86,409
180,000 Adastria Co. Ltd. ............... 3,846,873
44,040 ADEKA Corp. ................ 820,778
12,100 Ad-sol Nissin Corp. ............. 151,901
7,900 Advanced Media, Inc. ........... 56,617
17,200 Adways, Inc. .................. 32,793
43,500 Aeon Delight Co. Ltd. ........... 1,144,979
405,720 AEON Financial Service Co. Ltd. ... 3,278,504
594 AEON REIT Investment Corp. .... 479,722
Shares Value
JAPAN (continued)
4,300 AGS Corp. ................... $ 25,287
3,600 Ai Holdings Corp. .............. 46,085
8,400 Aichi Financial Group, Inc. ....... 145,558
55,800 Aida Engineering Ltd. ........... 291,261
6,600 Aiphone Co. Ltd. .............. 115,168
6,200 Airport Facilities Co. Ltd. ........ 23,747
19,900 Airtrip Corp. .................. 158,791
97,100 Aisan Industry Co. Ltd. .......... 1,193,130
57,000 Akatsuki, Inc. ................. 1,088,254
20,200 Akita Bank Ltd. (The) ........... 301,203
238,800 Alfresa Holdings Corp. .......... 3,268,925
10,700 Alpha Systems, Inc. ............. 242,102
36,900 AlphaPolis Co. Ltd.(a) ........... 245,341
111,892 Altech Corp. .................. 1,789,659
243,400 Amada Co. Ltd. ................ 2,513,225
19,100 Amano Corp. ................. 499,611
77,500 Anest Iwata Corp. .............. 675,164
234,900 Anritsu Corp. ................. 2,158,841
2,900 AOI Electronics Co. Ltd. ......... 39,507
96,600 AOKI Holdings, Inc. ............ 817,425
31,900 Aoyama Trading Co. Ltd. ......... 449,261
16,500 Aoyama Zaisan Networks Co. Ltd. .. 196,285
1,700 Arcs Co. Ltd. .................. 29,540
58,920 ARE Holdings, Inc. ............. 728,735
2,000 Arealink Co. Ltd. ............... 29,975
138,600 Ariake Japan Co. Ltd. ........... 4,640,581
30,200 Artiza Networks, Inc. ............ 105,163
48,840 As One Corp. ................. 798,402
8,200 Asahi Co. Ltd. ................. 78,429
108,700 Asahi Diamond Industrial Co. Ltd. . 601,816
76,200 Asahi Intecc Co. Ltd. ............ 1,277,621
21,300 Asahi Net, Inc. ................ 89,438
27,720 Asics Corp. ................... 617,883
5,700 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 72,178
118,962 ASKUL Corp. ................. 1,304,110
76,300 Atrae, Inc. .................... 364,920
7,700 Aucnet, Inc. .................. 130,257
3,000 Aval Data Corp. ............... 50,439
64,596 Avant Group Corp. ............. 803,855
71,700 Avex, Inc. .................... 666,131
23,900 Awa Bank Ltd. (The) ............ 434,857
11,200 Axell Corp. ................... 92,299
71,200 Axial Retailing, Inc. ............. 408,622
1,196,800 Azbil Corp. ................... 9,015,136
35,200 Bando Chemical Industries Ltd. .... 429,924
10,700 Bank of Iwate Ltd. (The) ......... 211,530
2,100 Bank of Nagoya Ltd. (The) ........ 96,984
13,900 Bank of Saga Ltd. (The) .......... 209,086
64,900 BayCurrent, Inc. ............... 2,767,462
9,000 Bic Camera, Inc. ............... 96,864
363,400 BIPROGY, Inc. ................ 11,228,602
85,200 BML, Inc. .................... 1,561,821

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
316,000 Bunka Shutter Co. Ltd. .......... $ 3,800,568
11,000 Business Brain Showa-Ota, Inc. .... 153,275
7,600 Business Engineering Corp. ....... 175,251
1,700 Canare Electric Co. Ltd. ......... 15,533
4,300 Career Design Center Co. Ltd. ..... 50,100
333,300 Casio Computer Co. Ltd. ........ 2,771,029
69,900 Central Glass Co. Ltd. ........... 1,478,804
30,152 Central Security Patrols Co. Ltd. ... 561,145
112,700 Chiba Kogyo Bank Ltd. (The) ..... 1,139,899
182,600 Chiyoda Corp.(a) .............. 355,059
2,600 Chuetsu Pulp & Paper Co. Ltd. .... 25,010
35,000 Chugoku Marine Paints Ltd. ...... 531,273
279,140 CKD Corp. ................... 4,541,943
5,200 Cleanup Corp. ................ 21,574
219,700 Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 3,418,366
155,500 COLOPL, Inc. ................ 493,914
192 Comforia Residential REIT, Inc. ... 335,825
217,600 Computer Engineering & Consulting
Ltd. ..................... 2,654,045
3,400 COMSYS Holdings Corp. ........ 70,649
72,240 Concordia Financial Group Ltd. .... 419,456
27,600 Copro-Holdings Co. Ltd. ........ 294,056
15,100 Core Concept Technologies, Inc.(a) . 89,245
12,400 Cosmos Initia Co. Ltd. .......... 71,116
30,580 Cosmos Pharmaceutical Corp. ..... 1,431,219
177,320 Credit Saison Co. Ltd. ........... 4,179,813
56,200 Creek & River Co. Ltd. .......... 602,186
119,100 Cresco Ltd. ................... 876,637
19,400 CTS Co. Ltd. ................. 104,681
22,700 Curves Holdings Co. Ltd. ........ 107,570
621,000 CyberAgent, Inc. ............... 4,623,520
21,800 Cybozu, Inc. .................. 384,768
9,500 Daido Steel Co. Ltd. ............ 75,661
5,900 Dai-Ichi Cutter Kogyo KK ........ 50,747
8,300 Daiichi Jitsugyo Co. Ltd. ......... 138,463
51,100 Daiken Medical Co. Ltd. ......... 165,883
57,159 Daikokutenbussan Co. Ltd. ....... 2,778,311
54,135 Daiseki Co. Ltd. ............... 1,294,321
9,900 Daisue Construction Co. Ltd. ..... 110,359
44,310 Daito Pharmaceutical Co. Ltd. ..... 591,807
25,300 Daitron Co. Ltd. ............... 436,778
2,744 Daiwa House REIT Investment Corp. 4,317,543
170 Daiwa Office Investment Corp. REIT 322,505
59,640 Daiwa Securities Group, Inc. ...... 431,743
14,700 Denka Co. Ltd. ................ 209,362
3,100 Densan System Holdings Co. Ltd. .. 45,197
32,520 Dentsu Soken, Inc. ............. 1,286,138
12,200 Digital Arts, Inc. ............... 465,437
20,100 Digital Holdings, Inc. ........... 170,711
126,900 dip Corp. .................... 1,893,117
316,900 DMG Mori Co. Ltd. ............ 5,111,578
117,700 Doshisha Co. Ltd. .............. 1,612,649
Shares Value
JAPAN (continued)
7,300 Double Standard, Inc. ........... $ 80,530
63,200 Doutor Nichires Holdings Co. Ltd. . 961,053
11,880 Dowa Holdings Co. Ltd. ......... 353,793
58,000 Duskin Co. Ltd. ............... 1,389,430
8,000 Ebara Corp. .................. 131,777
3,400 Ebara Jitsugyo Co. Ltd. .......... 86,315
5,000 Ebase Co. Ltd. ................. 20,163
1,500 Eco's Co. Ltd. ................. 19,664
3,000 EDION Corp. ................ 35,421
27,900 Ehime Bank Ltd. (The) .......... 206,558
153,300 Eiken Chemical Co. Ltd. ......... 2,106,148
19,800 Eizo Corp. ................... 281,241
176,800 Elecom Co. Ltd. ............... 1,700,001
187,190 en Japan, Inc. ................. 2,423,693
2,900 Endo Lighting Corp. ............ 26,090
40,600 Enigmo, Inc. .................. 84,473
4,300 eSOL Co. Ltd. ................ 18,243
121,080 EXEO Group, Inc. ............. 1,321,994
7,200 FALCO HOLDINGS Co. Ltd. .... 110,082
268,400 FAN Communications, Inc. ....... 694,059
12,100 Fast Fitness Japan, Inc. ........... 100,343
36,400 FCC Co. Ltd. ................. 726,669
15,000 Feed One Co. Ltd. .............. 81,663
52,443 Ferrotec Holdings Corp. ......... 868,829
37,080 Financial Partners Group Co. Ltd. .. 606,618
12,800 FJ Next Holdings Co. Ltd. ........ 95,801
98,800 Food & Life Cos. Ltd. ........... 2,210,203
66,500 Forum Engineering, Inc. ......... 449,968
6,200 Foster Electric Co. Ltd. .......... 64,132
9,700 Freee KK(a) ................... 203,940
1,410 Frontier Real Estate Investment Corp.
REIT ................... 735,890
75,200 Fuji Corp. .................... 1,135,582
31,400 Fuji Corp. .................... 396,069
19,300 Fuji Seal International, Inc. ....... 296,834
69,700 Fujimi, Inc. ................... 980,623
3,030 Fujisash Co. Ltd. ............... 12,708
21,000 Fujitec Co. Ltd. ................ 799,386
5,500 Fukuda Denshi Co. Ltd. ......... 238,096
82,353 Fukui Computer Holdings, Inc. .... 1,531,693
14,000 Fukushima Galilei Co. Ltd. ....... 238,664
17,700 Fukuyama Transporting Co. Ltd. ... 419,289
148,000 FULLCAST Holdings Co. Ltd. .... 1,434,643
19,920 Furukawa Electric Co. Ltd. ....... 910,867
100,900 Furuno Electric Co. Ltd. ......... 1,718,394
23,200 Furyu Corp. .................. 159,438
4,400 Fuso Pharmaceutical Industries Ltd. . 68,923
2,800 Futaba Corp. .................. 8,755
150,460 Future Corp. .................. 1,760,022
5,940 Fuyo General Lease Co. Ltd. ...... 442,712
2,600 G-7 Holdings, Inc. ............. 24,454
92,000 Gakken Holdings Co. Ltd. ........ 617,452
39,200 Gakujo Co. Ltd. ............... 568,636

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
12,200 Gecoss Corp. .................. $ 80,065
9,800 Genki Global Dining Concepts Corp. 199,537
37,400 Geo Holdings Corp. ............ 439,136
1,682 Global One Real Estate Investment
Corp. REIT ............... 1,141,209
17,000 GLOBERIDE, Inc. ............. 209,769
204,300 Glory Ltd. .................... 3,472,814
3,960 GLP J-Reit ................... 3,242,609
28,000 GMO Financial Gate, Inc. ........ 1,171,682
3,700 GMO GlobalSign Holdings KK .... 58,926
26,700 GMO internet group, Inc. ........ 473,919
99,400 GMO Payment Gateway, Inc. ..... 5,240,024
1,800 Goldwin, Inc. ................. 94,945
4,400 GREE Holdings, Inc. ........... 13,137
1,400 Gun-Ei Chemical Industry Co. Ltd. . 24,818
370,980 GungHo Online Entertainment, Inc. 7,779,756
34,900 Gunze Ltd. ................... 1,185,152
93,500 Hakuhodo DY Holdings, Inc. ..... 694,177
100 Hamakyorex Co. Ltd. ........... 875
269,800 Hamamatsu Photonics KK ........ 3,329,741
52,480 Hanwa Co. Ltd. ............... 1,621,178
29,100 Happinet Corp. ................ 874,459
152,082 Harmonic Drive Systems, Inc. ..... 4,368,842
93,700 Heiwa Corp. .................. 1,408,214
4,700 Heiwado Co. Ltd. .............. 71,231
54,900 Hennge KK ................... 413,574
6,200 Hiday Hidaka Corp. ............ 118,724
2,300 Hioki EE Corp. ................ 114,531
10,900 Hirano Tecseed Co. Ltd. ......... 126,141
6,900 Hirose Electric Co. Ltd. .......... 824,786
80,900 Hisamitsu Pharmaceutical Co., Inc. . 2,319,463
17,411 Hito Communications Holdings, Inc. 102,689
20,100 Hochiki Corp. ................. 319,569
1,100 Hodogaya Chemical Co. Ltd. ...... 25,863
67,800 Hokuhoku Financial Group, Inc. ... 922,190
82,140 Horiba Ltd. ................... 5,147,998
18,200 Hosokawa Micron Corp. ......... 507,996
5,100 House Foods Group, Inc. ......... 92,836
23,800 Hyakugo Bank Ltd. (The) ........ 104,331
46,800 Hyakujushi Bank Ltd. (The) ....... 1,092,751
18,600 Ibiden Co. Ltd. ................ 545,408
69,600 IBJ, Inc. ..................... 293,509
1,800 Ichiken Co. Ltd. ............... 29,396
32,300 Ichikoh Industries Ltd. .......... 84,044
141,345 Idemitsu Kosan Co. Ltd. ......... 943,360
7,250 IHI Corp. .................... 433,755
13,000 IMAGICA GROUP, Inc. ......... 45,902
63,627 Inpex Corp. ................... 759,328
3,700 Insource Co. Ltd. .............. 25,303
279,960 Internet Initiative Japan, Inc. ...... 5,228,474
19,000 Iriso Electronics Co. Ltd. ......... 322,366
17,000 ISB Corp. .................... 146,090
19,620 Isetan Mitsukoshi Holdings Ltd. ... 339,060
Shares Value
JAPAN (continued)
85,518 Isuzu Motors Ltd. .............. $ 1,149,737
75,500 Itfor, Inc. .................... 700,441
16,900 ITmedia, Inc. .................. 181,037
64,000 Ito En Ltd. ................... 1,412,203
131,800 Itoki Corp. ................... 1,370,094
9,000 IwaiCosmo Holdings, Inc. ........ 143,887
29,700 Iyogin Holdings, Inc. ............ 315,016
38,400 Izumi Co. Ltd. ................ 772,337
36,100 J Front Retailing Co. Ltd. ........ 505,800
98,900 J Trust Co. Ltd. ................ 328,746
371,200 JAC Recruitment Co. Ltd. ........ 1,632,101
5,300 JANOME Corp. ............... 34,223
179,980 Japan Aviation Electronics Industry
Ltd. ..................... 3,258,199
245,998 Japan Elevator Service Holdings Co.
Ltd. ..................... 4,761,537
636 Japan Excellent, Inc. REIT ........ 513,999
35,040 Japan Exchange Group, Inc. ....... 370,240
222,400 Japan Lifeline Co. Ltd. ........... 2,038,549
18,000 Japan Medical Dynamic Marketing,
Inc. ..................... 71,952
3,953 Japan Metropolitan Fund Invest REIT 2,406,448
43,200 Japan Post Insurance Co. Ltd. ..... 841,866
96,800 Japan System Techniques Co. Ltd. .. 1,149,978
42,091 JBCC Holdings, Inc. ............ 1,302,359
49,440 JCR Pharmaceuticals Co. Ltd. ..... 175,142
3,400 JCU Corp. ................... 78,946
97,800 Jeol Ltd. ..................... 3,604,476
60,280 JFE Holdings, Inc. .............. 697,105
501,000 JGC Holdings Corp. ............ 4,206,432
21,200 JINS Holdings, Inc. ............. 966,940
3,200 JK Holdings Co. Ltd. ........... 20,646
5,700 J-Oil Mills, Inc. ................ 74,911
21,900 JSB Co. Ltd. .................. 449,254
9,000 JSP Corp. .................... 123,898
27,700 Juroku Financial Group, Inc. ...... 831,733
60,520 Justsystems Corp. .............. 1,308,431
139,400 JVCKenwood Corp. ............ 1,615,344
3,300 Kaga Electronics Co. Ltd. ........ 59,095
33,780 Kajima Corp. ................. 600,645
261,100 Kakaku.com, Inc. .............. 4,088,966
23,800 Kamakura Shinsho Ltd. .......... 77,681
12,600 Kamei Corp. .................. 144,622
147,400 Kamigumi Co. Ltd. ............. 3,211,336
9,200 Kanaden Corp. ................ 87,756
217,900 Kanamoto Co. Ltd. ............. 4,384,915
29,800 Kaneka Corp. ................. 723,385
18,400 Kanematsu Corp. .............. 307,864
9,100 Kaonavi, Inc.(a) ................ 118,609
65,400 Katitas Co. Ltd. ................ 914,348
7,600 Kawada Technologies, Inc. ........ 132,298
90,900 Kawasaki Kisen Kaisha Ltd. ....... 1,150,315
996 KDX Realty Investment Corp. REIT 994,493

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
11,800 Kenko Mayonnaise Co. Ltd. ...... $ 136,850
26,040 Kewpie Corp. ................. 506,022
18,900 KH Neochem Co. Ltd. .......... 255,405
9,400 Kimura Unity Co. Ltd. .......... 94,708
35,640 Kinden Corp. ................. 729,054
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,456,657
2,700 Kitagawa Corp. ................ 20,819
1,800 Kita-Nippon Bank Ltd. (The) ...... 36,217
116,650 Kitz Corp. .................... 879,762
45,500 KNT-CT Holdings Co. Ltd.(a) .... 350,744
3,200 Koatsu Gas Kogyo Co. Ltd. ....... 17,184
10,560 Kobayashi Pharmaceutical Co. Ltd. . 393,667
74,760 Kobe Steel Ltd. ................ 796,003
42,360 Koei Tecmo Holdings Co. Ltd. ..... 528,716
14,800 Kokuyo Co. Ltd. ............... 257,241
2,000 Komatsu Wall Industry Co. Ltd. ... 19,341
43,500 Komeri Co. Ltd. ............... 851,752
100,700 Komori Corp. ................. 790,873
5,610 Konami Group Corp. ........... 516,418
976,900 Konica Minolta, Inc. ............ 3,954,447
16,400 Konishi Co. Ltd. ............... 134,943
37,400 Konoike Transport Co. Ltd. ....... 761,142
32,900 Kose Corp. ................... 1,454,741
22,600 KPP Group Holdings Co. Ltd. ..... 97,028
105,140 K's Holdings Corp. ............. 966,096
26,000 Kurabo Industries Ltd. ........... 970,098
42,660 Kurita Water Industries Ltd. ....... 1,485,809
8,200 Kuriyama Holdings Corp. ........ 66,155
6,800 Kyodo Printing Co. Ltd. ......... 186,611
64,700 Kyoto Financial Group, Inc. ....... 972,975
20,160 Kyowa Kirin Co. Ltd. ........... 300,418
29,100 Life Corp. .................... 675,143
203,400 LIFULL Co. Ltd. .............. 260,809
28,000 Lintec Corp. .................. 523,587
100,000 Lixil Corp. ................... 1,125,588
4,700 Look Holdings, Inc. ............. 67,871
86,600 M&A Capital Partners Co. Ltd. .... 1,711,882
15,100 M&A Research Institute Holdings,
Inc.(a) ................... 150,431
79,140 Mabuchi Motor Co. Ltd. ......... 1,086,842
13,000 Makino Milling Machine Co. Ltd. .. 971,158
63,000 Mandom Corp. ................ 498,768
93,000 Marui Group Co. Ltd. ........... 1,549,654
6,780 Maruwa Co. Ltd. ............... 1,660,021
22,000 Maruzen Showa Unyu Co. Ltd. .... 843,989
210,700 Marvelous, Inc. ................ 781,965
51,100 Matching Service Japan Co. Ltd. ... 359,175
312,300 MatsukiyoCocokara & Co. ....... 4,622,394
2,300 Matsuoka Corp. ............... 28,935
54,300 Max Co. Ltd. ................. 1,386,477
75,100 Maxell Ltd. ................... 967,650
1,890,400 Mazda Motor Corp. ............ 12,925,387
44,200 MCJ Co. Ltd. ................. 387,309
Shares Value
JAPAN (continued)
49,700 Mebuki Financial Group, Inc. ..... $ 219,749
10,300 Media Do Co. Ltd. ............. 103,256
89,200 Medipal Holdings Corp. ......... 1,341,095
49,700 Megachips Corp. ............... 1,866,035
29,000 Megmilk Snow Brand Co. Ltd. .... 496,915
86,600 Meidensha Corp. ............... 2,213,530
2,400 Meiji Electric Industries Co. Ltd. ... 22,504
283,480 MEITEC Group Holdings, Inc. .... 5,504,430
13,300 Meiwa Corp. .................. 59,220
24,200 Melco Holdings, Inc. ............ 336,081
190,740 Menicon Co. Ltd. .............. 1,711,493
47,300 Micronics Japan Co. Ltd. ......... 1,145,274
44,580 Milbon Co. Ltd. ............... 916,329
10,100 Mimaki Engineering Co. Ltd. ..... 95,762
99,480 Mirait one Corp. ............... 1,477,364
167,900 Mirarth Holdings, Inc. .......... 564,325
23,900 Miroku Jyoho Service Co. Ltd. ..... 294,219
233,600 MISUMI Group, Inc. ........... 3,738,906
6,300 Mitani Sangyo Co. Ltd. .......... 13,217
152,800 Mito Securities Co. Ltd. .......... 572,002
40,600 Mitsuba Corp. ................. 230,235
190,500 Mitsubishi Logistics Corp. ........ 1,360,930
24,240 Mitsubishi Materials Corp. ....... 380,463
7,300 Mitsubishi Pencil Co. Ltd. ........ 104,367
24,800 Mitsubishi Research Institute, Inc. .. 771,603
25,100 Mitsubishi Shokuhin Co. Ltd. ..... 804,594
38,500 Mitsuboshi Belting Ltd. .......... 974,785
56,300 Mitsui High-Tec, Inc. ........... 327,154
15,660 Mitsui Mining & Smelting Co. Ltd. . 461,702
92,509 Mitsui OSK Lines Ltd. .......... 3,143,709
109,680 Miura Co. Ltd. ................ 2,643,011
145,400 Mixi, Inc. .................... 3,015,021
1,200 Miyoshi Oil & Fat Co. Ltd. ....... 12,811
97,850 Mizuno Corp. ................. 5,464,420
15,900 Mochida Pharmaceutical Co. Ltd. .. 345,014
153,200 Monex Group, Inc. ............. 895,299
102,900 Money Forward, Inc.(a) .......... 2,847,736
74,100 MonotaRO Co. Ltd. ............ 1,276,641
42,600 Morinaga & Co. Ltd. ............ 734,301
251,866 Morinaga Milk Industry Co. Ltd. ... 4,711,759
17,500 Moriroku Holdings Co. Ltd. ...... 227,057
16,500 Morita Holdings Corp. .......... 236,702
9,300 Morito Co. Ltd. ............... 91,834
24,900 m-up Holdings, Inc. ............ 256,400
15,200 Musashino Bank Ltd. (The) ....... 317,821
2,600 Nachi-Fujikoshi Corp. ........... 55,485
75,400 Nagase & Co. Ltd. ............. 1,416,233
56,700 Nagoya Railroad Co. Ltd. ........ 632,650
59,160 Nakanishi, Inc. ................ 975,854
2,600 Nanto Bank Ltd. (The) .......... 59,027
3,400 Nanyo Corp. .................. 25,105
40,859 NEC Corp. ................... 4,052,348
3,000 NEOJAPAN, Inc. .............. 32,337

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
19,600 NGK Insulators Ltd. ............ $ 251,514
7,000 Nichia Steel Works Ltd. .......... 13,594
2,000 Nichiban Co. Ltd. .............. 26,530
4,500 Nichiha Corp. ................. 84,112
20,300 Nihon Falcom Corp. ............ 164,008
135,700 Nihon Kohden Corp. ........... 1,937,032
424,500 Nihon M&A Center Holdings, Inc. . 1,656,657
500 Nihon Shokuhin Kako Co. Ltd. .... 8,201
12,900 Nihon Trim Co. Ltd. ............ 307,122
182,300 Nikon Corp. .................. 1,953,071
72 Nippon Accommodations Fund, Inc.
REIT ................... 270,774
1,140 Nippon Building Fund, Inc. REIT .. 907,273
7,800 Nippon Carbide Industries Co., Inc. 89,626
204,000 Nippon Express Holdings, Inc. ..... 3,306,446
80,500 Nippon Kayaku Co. Ltd. ......... 658,822
1,260 Nippon Prologis REIT, Inc. ....... 1,921,556
26,600 Nippon Seiki Co. Ltd. ........... 191,129
130,300 Nippon Shinyaku Co. Ltd. ........ 3,152,836
88,323 Nippon Steel Corp. ............. 1,833,495
42,400 Nippon Television Holdings, Inc. ... 782,711
13,560 Nippon Yusen KK .............. 425,561
45,060 Nipro Corp. .................. 420,901
19,800 Nishimatsuya Chain Co. Ltd. ...... 296,726
20,800 Nishio Holdings Co. Ltd. ........ 571,851
35,700 Nissan Chemical Corp. .......... 1,074,116
9,700 Nissei ASB Machine Co. Ltd. ...... 337,982
119,200 Nisshin Seifun Group, Inc. ....... 1,340,479
208,000 Nisshinbo Holdings, Inc. ......... 1,189,981
22,400 Nissin Corp. .................. 652,575
65,900 Nisso Holdings Co. Ltd. ......... 327,753
7,400 Nitta Corp. ................... 171,903
160,300 Nitto Kogyo Corp. ............. 2,999,482
23,200 Nitto Seiko Co. Ltd. ............ 86,748
57,400 Nittoc Construction Co. Ltd. ...... 392,361
2,300 Noda Corp. ................... 10,462
427,471 NOF Corp. ................... 5,687,246
72,240 Nomura Holdings, Inc. .......... 469,660
1,170 Nomura Real Estate Master Fund, Inc.
REIT ................... 1,126,831
14,600 Noritake Co. Ltd. .............. 361,877
70,400 Noritz Corp. .................. 770,584
128,400 NS Solutions Corp. ............. 3,266,082
32,500 NS Tool Co. Ltd. ............... 159,165
244,842 NSD Co. Ltd. ................. 5,169,579
2,061 NSW, Inc. .................... 38,516
331,900 NTN Corp. .................. 531,633
726 NTT UD REIT Investment Corp. .. 618,109
64,600 OBIC Business Consultants Co. Ltd. 3,238,358
111,100 Odakyu Electric Railway Co. Ltd. .. 1,053,775
29,800 Ogaki Kyoritsu Bank Ltd. (The) .... 411,553
2,700 Oiles Corp. ................... 42,443
7,100 Oita Bank Ltd. (The) ............ 143,998
Shares Value
JAPAN (continued)
55,400 Okabe Co. Ltd. ................ $ 262,533
2,100 Okamoto Industries, Inc. ......... 71,812
156,700 Okamura Corp. ................ 2,003,252
220,900 Oki Electric Industry Co. Ltd. ..... 1,381,139
1,600 Okinawa Financial Group, Inc. .... 27,290
38,400 OKUMA Corp. ................ 866,137
200 Onamba Co. Ltd. .............. 1,284
1,400 One Career, Inc.(a) ............. 39,314
14,700 Ono Pharmaceutical Co. Ltd. ...... 152,930
409,300 Onward Holdings Co. Ltd. ....... 1,639,163
33,540 Open Up Group, Inc. ........... 407,454
5,300 OpenWork, Inc.(a) ............. 26,116
11,400 Optex Group Co. Ltd. ........... 120,587
43,500 Optim Corp.(a) ................ 215,472
50,700 Optorun Co. Ltd. .............. 590,515
7,740 Oracle Corp. Japan ............. 706,583
22,080 Organo Corp. ................. 1,092,974
3,600 Oricon, Inc. .................. 18,575
249 Orix JREIT, Inc. ............... 276,286
9,600 Oro Co. Ltd. .................. 152,751
157,300 Osaki Electric Co. Ltd. .......... 761,395
52,140 OSG Corp. ................... 577,056
71,040 Otsuka Corp. ................. 1,601,577
2,730 Oyo Corp. ................... 45,377
135,200 PAL GROUP Holdings Co. Ltd. ... 2,982,761
39,500 PALTAC Corp. ................ 1,103,771
18,840 Pan Pacific International Holdings
Corp. ................... 524,531
7,200 PAPYLESS Co. Ltd. ............ 44,746
12,700 Paramount Bed Holdings Co. Ltd. .. 229,359
10,300 Paris Miki Holdings, Inc. ......... 18,874
2,800 PCA Corp. ................... 35,310
1,750,700 Persol Holdings Co. Ltd. ......... 2,667,251
47,000 PILLAR Corp. ................ 1,281,532
37,700 Pilot Corp. ................... 1,069,238
29,900 Plus Alpha Consulting Co. Ltd. .... 344,995
30,960 Pola Orbis Holdings, Inc. ......... 281,722
59,800 Pole To Win Holdings, Inc. ....... 160,779
4,800 PR Times, Corp.(a) ............. 66,917
172,200 Prestige International, Inc. ........ 777,010
44,300 Pronexus, Inc. ................. 380,493
86,452 Proto Corp. ................... 694,959
4,100 R&D Computer Co. Ltd. ........ 17,220
28,000 Raito Kogyo Co. Ltd. ........... 395,259
189,500 Rakus Co. Ltd. ................ 2,353,710
69,720 Rakuten Group, Inc.(a) .......... 437,783
130,300 Relo Group, Inc. ............... 1,597,010
172,600 Resorttrust, Inc. ................ 3,617,985
4,800 Retail Partners Co. Ltd. .......... 39,481
8,348 Rheon Automatic Machinery Co. Ltd. 78,990
95,800 Riken Technos Corp. ............ 630,104
46,500 Riken Vitamin Co. Ltd. .......... 707,306
170,420 Rinnai Corp. .................. 3,756,551

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
9,800 Rion Co. Ltd. ................. $ 175,205
26,400 Riso Kagaku Corp. ............. 238,849
571,640 Rohm Co. Ltd. ................ 5,444,137
304,038 Rohto Pharmaceutical Co. Ltd. .... 5,154,271
22,000 Round One Corp. .............. 185,674
422,900 Ryohin Keikaku Co. Ltd. ......... 11,205,515
900 S&B Foods, Inc. ............... 29,991
38,200 Sac's Bar Holdings, Inc. .......... 227,591
100 Saison Technology Co. Ltd. ....... 1,166
18,120 Saizeriya Co. Ltd. .............. 541,834
6,000 Sakai Heavy Industries Ltd. ....... 90,259
33,600 Sakai Moving Service Co. Ltd. ..... 522,071
19,900 Sakata INX Corp. .............. 218,659
53,646 Sakata Seed Corp. .............. 1,267,142
80,100 Sangetsu Corp. ................ 1,488,735
5,000 San-In Godo Bank Ltd. (The) ..... 42,738
4,300 Sanko Metal Industrial Co. Ltd. .... 168,734
334,934 Sankyo Co. Ltd. ............... 4,491,096
17,700 Sankyo Tateyama, Inc. ........... 68,396
57,940 Sankyu, Inc. .................. 2,069,401
26,200 Sanrio Co. Ltd. ................ 977,662
183,100 Sansan, Inc.(a) ................. 2,858,207
56,500 Sansha Electric Manufacturing Co.
Ltd. ..................... 310,994
733,100 Santen Pharmaceutical Co. Ltd. .... 7,377,054
345,340 Sanwa Holdings Corp. ........... 10,808,454
3,600 Sanyo Denki Co. Ltd. ........... 217,663
113,800 Sato Holdings Corp. ............ 1,614,015
207,700 Sawai Group Holdings Co. Ltd. .... 2,682,681
31,000 Scroll Corp. ................... 215,172
171,085 SCSK Corp. .................. 3,788,006
82,300 Sega Sammy Holdings, Inc. ....... 1,592,915
125,200 Seikagaku Corp. ............... 639,784
45,900 Seiko Group Corp. ............. 1,570,544
65,300 Seino Holdings Co. Ltd. ......... 985,750
2,247 Sekisui House Reit, Inc. .......... 1,148,693
32,000 Sekisui Kasei Co. Ltd. ........... 72,612
1,000 SEMITEC Corp. ............... 11,727
19,200 SERAKU Co. Ltd. .............. 212,786
40,300 Seria Co. Ltd. ................. 691,782
7,000 Serverworks Co. Ltd.(a) .......... 115,136
362,340 SG Holdings Co. Ltd. ........... 3,414,847
41,000 Shibaura Machine Co. Ltd. ....... 944,116
16,100 Shibaura Mechatronics Corp. ...... 842,706
900 Shibuya Corp. ................. 21,157
342,600 SHIFT, Inc.(a) ................ 2,825,719
26,200 Shikoku Bank Ltd. (The) ......... 205,519
15,100 Shima Seiki Manufacturing Ltd. .... 99,273
15,715 Shimadaya Corp. ............... 145,097
89,700 Shimamura Co. Ltd. ............ 5,104,017
2,300 Shimojima Co. Ltd. ............. 19,538
59,500 Shindengen Electric Manufacturing
Co. Ltd. ................. 928,504
Shares Value
JAPAN (continued)
26,900 Shin-Etsu Polymer Co. Ltd. ....... $ 281,290
8,600 Shinmaywa Industries Ltd. ........ 74,893
18,300 Shinnihon Corp. ............... 188,645
28,600 Shinnihonseiyaku Co. Ltd. ........ 360,166
43,440 Shizuoka Financial Group, Inc. .... 387,591
21,900 SHO-BOND Holdings Co. Ltd. ... 709,675
18,240 Shoei Co. Ltd. ................. 252,966
37,194 Shofu, Inc. ................... 509,653
3,400 Sigma Koki Co. Ltd. ............ 30,564
41,900 SIGMAXYZ Holdings, Inc. ....... 252,841
52,700 Sinfonia Technology Co. Ltd. ...... 2,360,866
57,500 Sinko Industries Ltd. ............ 459,131
349,600 SKY Perfect JSAT Holdings, Inc. ... 2,094,584
2,900 SMK Corp. ................... 52,851
294,120 SMS Co. Ltd. ................. 3,149,503
333,800 Socionext, Inc. ................ 5,172,983
133,800 Sodick Co. Ltd. ................ 713,256
17,800 Softcreate Holdings Corp. ........ 263,938
385,800 Sohgo Security Services Co. Ltd. ... 2,591,634
1,300 Soken Chemical & Engineering Co.
Ltd. ..................... 29,093
103,713 Soliton Systems KK ............. 768,669
1,100 Sprix, Inc. .................... 6,686
102,300 Square Enix Holdings Co. Ltd. ..... 4,146,531
900 SRA Holdings ................. 25,033
5,600 St. Marc Holdings Co. Ltd. ....... 92,466
163,600 Star Micronics Co. Ltd. .......... 2,056,281
6,100 Startia Holdings, Inc. ............ 87,478
124,600 Starts Corp., Inc. ............... 3,095,192
4,900 St-Care Holding Corp. .......... 23,540
6,300 Step Co. Ltd. .................. 88,625
21,300 Strike Co. Ltd. ................ 433,704
19,320 Subaru Corp. ................. 336,543
57,740 Sugi Holdings Co. Ltd. .......... 1,004,123
124,300 SUMCO Corp. ................ 917,708
49,000 Sumitomo Bakelite Co. Ltd. ....... 1,179,963
652,000 Sumitomo Chemical Co. Ltd. ..... 1,410,348
24,300 Sumitomo Electric Industries Ltd. .. 453,976
108,920 Sumitomo Heavy Industries Ltd. ... 2,244,592
22,800 Sumitomo Mitsui Trust Group, Inc. . 573,313
364,700 Sumitomo Pharma Co. Ltd.(a) ..... 1,428,295
6,900 Sumitomo Riko Co. Ltd. ......... 80,310
22,800 Sumitomo Warehouse Co. Ltd. (The) 397,300
273,600 Sun Frontier Fudousan Co. Ltd. .... 3,536,891
27,700 Sundrug Co. Ltd. .............. 749,627
126,500 Suntory Beverage & Food Ltd. ..... 3,929,385
8,000 Sun-Wa Technos Corp. .......... 116,968
187,600 Suzuken Co. Ltd. .............. 5,855,625
5,500 System Research Co. Ltd. ......... 57,523
9,100 System Support Holdings, Inc. ..... 116,176
906,700 Systena Corp. ................. 2,072,995
75,300 Tadano Ltd. .................. 557,983
12,400 Taikisha Ltd. .................. 373,223

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
35,100 Taiyo Yuden Co. Ltd. ............ $ 490,738
18,600 Takaoka Toko Co. Ltd. .......... 251,684
34,800 Takara & Co. Ltd. .............. 698,403
65,260 Takara Holdings, Inc. ........... 574,012
101,300 Takara Standard Co. Ltd. ......... 1,094,557
14,600 Takasago International Corp. ...... 506,398
44,900 Takashimaya Co. Ltd. ........... 381,196
32,040 Takeuchi Manufacturing Co. Ltd. .. 1,121,522
252,500 Tamron Co. Ltd. ............... 7,386,608
7,800 Tanseisha Co. Ltd. .............. 45,202
103,800 TDK Corp. ................... 1,254,663
137,080 TechMatrix Corp. .............. 2,223,694
1,100 Techno Medica Co. Ltd. ......... 12,488
129,060 TechnoPro Holdings, Inc. ........ 2,576,111
5,500 Tecnos Japan, Inc. .............. 29,430
16,900 Temairazu, Inc. ................ 337,177
5,000 Terasaki Electric Co. Ltd. ......... 77,108
51,348 TIS, Inc. ..................... 1,135,370
13,800 TKC Corp. ................... 338,763
11,500 Toa Corp. .................... 70,277
8,400 Toa Corp. .................... 64,167
177,800 Tobu Railway Co. Ltd. ........... 3,059,897
65,500 TOC Co. Ltd. ................. 272,520
19,700 Tocalo Co. Ltd. ................ 228,309
159,965 Tochigi Bank Ltd. (The) .......... 299,629
4,100 Toell Co. Ltd. ................. 19,611
96,500 Toho Holdings Co. Ltd. .......... 2,667,817
47,520 Tokai Carbon Co. Ltd. .......... 264,654
24,000 Tokai Corp. ................... 340,109
77,000 Tokai Tokyo Financial Holdings, Inc. 251,329
11,500 Tokyo Base Co. Ltd. ............ 23,542
4,900 Tokyo Kiraboshi Financial Group, Inc. 151,531
22,680 Tokyo Ohka Kogyo Co. Ltd. ...... 505,345
89,000 Tokyo Seimitsu Co. Ltd. ......... 4,213,734
25,446 Tokyo Tatemono Co. Ltd. ........ 392,406
11,760 Tokyotokeiba Co. Ltd. ........... 339,217
195,986 Tokyu Fudosan Holdings Corp. .... 1,258,364
621 Tokyu REIT, Inc. .............. 649,897
87,200 Toli Corp. .................... 260,796
1,200 Tomato Bank Ltd. .............. 9,693
123,785 TOMONY Holdings, Inc. ........ 359,383
244,290 Tomy Co. Ltd. ................ 7,528,080
116,400 Tosei Corp. ................... 1,789,516
105,055 Toshiba TEC Corp. ............. 2,303,891
19,300 Tosho Co. Ltd. ................ 86,022
54,780 TOTO Ltd. ................... 1,339,002
3,400 Toumei Co. Ltd. ............... 44,308
36,400 Towa Bank Ltd. (The) ........... 157,104
140,300 Towa Pharmaceutical Co. Ltd. ..... 2,716,198
6,600 Toyo Denki Seizo KK ........... 54,604
100,900 Toyo Engineering Corp. .......... 468,022
46,920 Toyo Seikan Group Holdings Ltd. .. 712,406
45,268 Toyo Suisan Kaisha Ltd. .......... 2,925,042
Shares Value
JAPAN (continued)
29,340 Toyo Tire Corp. ................ $ 482,272
2,200 Toyokumo, Inc. ................ 32,077
147,880 Transcosmos, Inc. .............. 3,057,916
32,583 Trend Micro, Inc. .............. 1,930,226
2,900 Trinity Industrial Corp. .......... 20,572
102,900 Trusco Nakayama Corp. ......... 1,370,795
356,100 Tsubakimoto Chain Co. ......... 4,375,378
9,900 Tsubakimoto Kogyo Co. Ltd. ...... 126,392
72,220 Tsugami Corp. ................ 772,285
10,500 Tsuruha Holdings, Inc. .......... 642,631
15,700 TV Asahi Holdings Corp. ........ 248,203
3,700 TYK Corp. ................... 9,807
21,000 UACJ Corp. .................. 721,483
31,600 Ubicom Holdings, Inc. .......... 273,274
9,100 Uchida Yoko Co. Ltd. ........... 398,688
500 ULS Group, Inc. ............... 15,978
74,500 Ulvac, Inc. ................... 2,929,956
14,500 Unipres Corp. ................. 102,369
127,900 United Arrows Ltd. ............. 2,169,230
79,800 UNITED, Inc. ................ 412,711
5,400 Univance Corp. ................ 14,091
88,320 Ushio, Inc. ................... 1,184,146
614,027 USS Co. Ltd. ................. 5,505,546
25,600 Valor Holdings Co. Ltd. ......... 359,825
89,700 ValueCommerce Co. Ltd. ........ 696,439
84,100 Vector, Inc. ................... 563,524
8,100 Vertex Corp. .................. 102,355
29,600 Visional, Inc.(a) ................ 1,468,358
56,200 Vital KSK Holdings, Inc. ......... 428,372
318,240 Wacom Co. Ltd. ............... 1,369,517
3,100 Wadakohsan Corp. ............. 29,484
14,500 Warabeya Nichiyo Holdings Co. Ltd. 196,678
2,300 Waseda Academy Co. Ltd. ........ 29,155
27,800 WDB Holdings Co. Ltd. ......... 309,382
5,500 Wealth Management, Inc./ Tokyo ... 36,869
39,100 Welcia Holdings Co. Ltd. ........ 562,741
27,100 Will Group, Inc. ............... 175,881
19,900 WingArc1st, Inc. ............... 439,330
22,320 Workman Co. Ltd. ............. 624,790
33,800 Wowow, Inc. .................. 218,233
108,300 Xebio Holdings Co. Ltd. ......... 877,102
3,000 YAKUODO Holdings Co. Ltd. .... 37,140
135,700 YAMABIKO Corp. ............. 2,388,723
4,500 Yamagata Bank Ltd. (The) ........ 30,193
24,900 Yamaha Corp. ................. 176,101
30,100 Yamaichi Electronics Co. Ltd. ..... 450,671
25,500 Yamanashi Chuo Bank Ltd. (The) ... 372,221
262,600 Yamato Holdings Co. Ltd. ........ 3,145,416
19,300 Yamazaki Baking Co. Ltd. ........ 347,043
92,100 Yamazen Corp. ................ 793,216
88,446 Yokohama Rubber Co. Ltd. (The) ... 1,991,267
3,000 Yokowo Co. Ltd. ............... 31,554
29,500 Yossix Holdings Co. Ltd. ......... 572,750

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
20,100 Yushin Precision Equipment Co. Ltd. $ 89,000
3,700 Yutaka Giken Co. Ltd. ........... 47,728
18,900 Zacros Corp. .................. 484,620
105,440 Zenkoku Hosho Co. Ltd. ......... 3,740,779
116,300 Zenrin Co. Ltd. ................ 660,726
180,460 Zeon Corp. ................... 1,677,574
45,600 ZERIA Pharmaceutical Co. Ltd. .... 655,831
234,000 ZIGExN Co. Ltd. .............. 697,167
36,360 ZOZO, Inc. .................. 1,192,697
13,100 Zuken, Inc. ................... 412,485
740,888,068
LUXEMBOURG — 0.0%
13,140 Befesa SA(b)(c) ................ 284,936
22,300 Tenaris SA .................... 421,452
706,388
MALAYSIA — 0.1%
21,673,800 Top Glove Corp. Bhd(a) ......... 5,813,591
MEXICO — 0.0%
304,065 Qualitas Controladora SAB de CV .. 2,531,919
NETHERLANDS — 0.7%
51,170 Alfen N.V.(a)(b)(c) ............. 751,367
116,797 Arcadis NV ................... 6,668,007
22,291 ASM International NV .......... 12,932,875
32,829 ASR Nederland NV ............. 1,617,716
52,815 Corbion NV .................. 1,233,069
28,784 Eurocommercial Properties NV REIT 702,524
4,110 Euronext NV(b)(c) ............. 477,364
85,602 Flow Traders Ltd. .............. 2,150,920
34,361 ForFarmers NV ................ 121,193
25,703 IMCD NV ................... 4,025,100
390,847 Koninklijke BAM Groep NV ...... 1,715,859
194,823 Koninklijke Heijmans NV ........ 6,491,628
19,920 Koninklijke Vopak NV .......... 914,345
266 Nedap NV ................... 16,397
9,120 NN Group NV ................ 418,574
16,343 NSI NV REIT ................ 370,825
65,625 QIAGEN NV ................. 2,929,500
18,083 QIAGEN NV ................. 803,030
49,098 Randstad NV ................. 2,119,563
202,968 Signify NV(b)(c) ............... 4,381,406
411,277 TomTom NV(a) ............... 2,171,991
100,308 Van Lanschot Kempen NV ....... 4,935,271
214,984 Wereldhave NV REIT ........... 3,260,916
61,209,440
NEW ZEALAND — 0.1%
2,004,924 a2 Milk Co. Ltd. (The)(a) ........ 7,287,771
269,484 Air New Zealand Ltd. ........... 95,675
35,450 Argosy Property Ltd. ............ 20,345
13,488 Gentrack Group Ltd.(a) .......... 96,765
112,609 SKY Network Television Ltd. ...... 177,683
Shares Value
NEW ZEALAND (continued)
801,689 Spark New Zealand Ltd. ......... $ 1,315,014
7,554 Vista Group International Ltd.(a) ... 13,783
9,007,036
NORWAY — 0.4%
254,929 ABG Sundal Collier Holding ASA .. 156,847
16,562 AF Gruppen ASA .............. 234,360
92,193 Aker BP ASA .................. 1,924,294
658,856 Aker Solutions ASA ............. 1,870,734
96,560 Atea ASA .................... 1,231,415
8,703 Austevoll Seafood ASA ........... 85,011
11,120 Bonheur ASA ................. 239,814
30,307 Bouvet ASA .................. 215,958
12,418 BW Offshore Ltd. .............. 34,866
2,730,320 DNO ASA ................... 3,148,887
6,942 Elopak ASA ................... 25,371
21,945 FLEX LNG Ltd. ............... 561,207
118,626 Gjensidige Forsikring ASA ........ 2,432,442
49,672 Hoegh Autoliners ASA ........... 450,627
42,339 Kongsberg Gruppen ASA ......... 5,025,770
44,742 LINK Mobility Group Holding
ASA(a) .................. 92,027
184,679 MPC Container Ships ASA ....... 299,386
12,079 NORBIT ASA ................ 113,808
404,645 Norconsult Norge AS ........... 1,556,032
451,642 Nordic Semiconductor ASA(a) ..... 4,535,439
305,467 Norwegian Air Shuttle ASA(a) ..... 291,768
19,345 Odfjell Drilling Ltd. ............ 105,984
17,379 Odfjell SE - Class A ............. 181,243
65,992 OKEA ASA(a) ................. 115,887
120 Olav Thon Eiendomsselskap ASA ... 2,416
128,733 Orkla ASA ................... 1,195,420
222,204 Petronor E&P ASA ............. 240,998
132,209 Pexip Holding ASA ............. 539,250
11,289 Protector Forsikring ASA ......... 329,427
75,475 SATS ASA(a) .................. 182,983
28,705 Schibsted ASA - Class A .......... 852,288
25,380 Schibsted ASA - Class B .......... 725,503
63,766 Sea1 Offshore, Inc. ............. 128,058
2,897 SpareBank 1 Nord Norge ......... 33,407
7,036 Sparebank 1 Oestlandet .......... 103,896
76,344 SpareBank 1 SMN .............. 1,231,582
4,705 Sparebanken More .............. 40,710
19,660 Sparebanken Vest ............... 252,765
149,973 Storebrand ASA ................ 1,765,902
25,920 TGS ASA .................... 260,863
67,324 Veidekke ASA ................. 859,868
644,821 Wallenius Wilhelmsen ASA ....... 5,190,289
12,165 Wilh Wilhelmsen Holding ASA - Class
A ...................... 442,029
39,306,831
POLAND — 0.2%
1,064,885 Allegro.eu SA(a)(b)(c) ........... 7,814,906

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
POLAND (continued)
250,143 KGHM Polska Miedz SA ......... $ 7,669,902
3,276,809 Orange Polska SA .............. 6,420,047
21,904,855
PORTUGAL — 0.1%
3,628,709 Banco Comercial Portugues SA - Class
R ...................... 1,894,160
3,621 Ibersol SGPS SA ............... 31,982
127,367 Jeronimo Martins SGPS SA ....... 2,510,520
122,773 Navigator Co. SA (The) .......... 448,645
154,875 NOS SGPS SA ................ 544,463
1,245,467 Sonae SGPS SA ................ 1,162,027
6,591,797
PUERTO RICO — 0.0%
30,700 Popular, Inc. .................. 3,160,258
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(d)(e) .............. 0
1,189,126,065 Federal Grid Co. - Rosseti PJSC(a)(d)
(e) ...................... 0
4,480,742 Gazprom PJSC(a)(d)(e) .......... 0
1,073,095 Gazprom PJSC - ADR(a)(d)(e) .... 0
112,793 Magnit PJSC(d)(e) ............. 0
532,967 Mobile TeleSystems PJSC(d)(e) .... 0
217,810,135 ROSSETI PJSC(a)(d)(e) ......... 0
1,641,600 Rostelecom PJSC(d)(e) .......... 0
461,432,194 RusHydro PJSC(a)(d)(e) ......... 0
13,369,855 Surgutneftegas PJSC(d)(e) ........ 0
243,969 VK IPJSC(a)(d)(e) .............. 0
0
SINGAPORE — 0.6%
1,731,100 AIMS APAC REIT ............. 1,641,727
323,718 Aztech Global Ltd.(b) ........... 166,567
4,000 Bukit Sembawang Estates Ltd. ..... 10,468
622,797 CapitaLand Integrated Commercial
Trust REIT ............... 889,024
257,900 Centurion Corp. Ltd. ........... 189,688
227,700 City Developments Ltd. .......... 844,137
1,381,816 ComfortDelGro Corp. Ltd. ....... 1,432,149
1,527,500 CSE Global Ltd. ............... 504,869
662,000 First Resources Ltd. ............. 704,906
357,200 Frasers Hospitality Trust Units ..... 152,060
1,271,093 Frasers Logistics & Commercial Trust
REIT(b) ................. 824,525
2,514,225 Genting Singapore Ltd. .......... 1,392,209
13,400 GuocoLand Ltd. ............... 14,383
1,533,186 Hafnia Ltd. ................... 8,079,726
186,000 Hour Glass Ltd. (The) ........... 214,862
622,300 iFAST Corp. Ltd. .............. 3,413,535
793,729 IGG, Inc. .................... 413,253
231,000 InnoTek Ltd. .................. 73,060
175,600 Japfa Ltd. .................... 79,521
6,145,100 Keppel Pacific Oak US REIT(b) .... 1,462,485
Shares Value
SINGAPORE (continued)
1,916,800 Keppel REIT .................. $ 1,202,449
91,600 Kimly Ltd. ................... 21,876
194,900 LHN Ltd. .................... 78,039
8,167,800 Manulife US Real Estate Investment
Trust REIT(b) ............. 771,473
2,277,400 Mapletree Logistics Trust REIT .... 2,035,086
1,402,600 Mapletree Pan Asia Commercial Trust
REIT ................... 1,242,237
14,600 Oiltek International Ltd. ......... 12,472
44,300 OUE Ltd. .................... 32,885
893,200 OUE Real Estate Investment Trust
REIT ................... 193,068
1,142,400 PARAGON REIT .............. 743,844
448,800 Parkway Life Real Estate Investment
Trust REIT ............... 1,275,312
251,900 Propnex Ltd.(b) ................ 203,728
81,500 PSC Corp. Ltd. ................ 20,066
4,870,449 Raffles Medical Group Ltd. ....... 2,992,222
304,400 RHT Health Trust(a)(d) ......... 4,256
5,130,000 Riverstone Holdings Ltd. ......... 3,842,997
144,376 Samudera Shipping Line Ltd. ...... 87,509
742,000 Sasseur Real Estate Investment Trust
REIT(b) ................. 370,913
93,720 Sembcorp Industries Ltd. ......... 383,360
1,294,139 Sheng Siong Group Ltd. ......... 1,549,973
146,100 Singapore Exchange Ltd. ......... 1,314,531
3,494,100 Starhill Global REIT ............ 1,309,830
517,600 StarHub Ltd. .................. 467,865
62,000 Stoneweg European Real Estate
Investment Trust REIT(b) .... 100,314
251,016 Super Hi International Holding Ltd.
(a) ...................... 600,945
767,220 UOL Group Ltd. ............... 2,861,309
8,347,600 Yangzijiang Financial Holding Ltd. .. 2,907,913
722,500 Yanlord Land Group Ltd.(a) ....... 302,006
49,431,632
SOUTH AFRICA — 0.7%
400,129 African Rainbow Minerals Ltd. .... 3,447,446
232,848 Anglo American Platinum Ltd. ..... 8,169,131
560,948 Aspen Pharmacare Holdings Ltd. ... 5,348,300
1,442,651 Impala Platinum Holdings Ltd.(a) .. 7,918,230
61,242 Investec Plc ................... 393,460
1,050,328 MTN Group Ltd. .............. 6,442,701
666,221 Remgro Ltd. .................. 5,133,072
2,339,970 Sappi Ltd. .................... 5,986,849
7,136,500 Sibanye Stillwater Ltd.(a) ......... 6,877,326
730,227 SPAR Group Ltd. (The)(a) ........ 5,478,314
1,027,169 Vodacom Group Ltd. ............ 6,007,602
61,202,431
SOUTH KOREA — 1.4%
42,263 Green Cross Corp. .............. 3,990,693

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
SOUTH KOREA (continued)
423,009 GS Engineering & Construction Corp.
(a) ...................... $ 5,006,933
143,546 Hankook Tire & Technology Co. Ltd.
(a) ...................... 4,027,340
1,919 Hanmi Pharm Co. Ltd. .......... 320,568
97,412 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 15,440,042
118,981 Hyundai Department Store Co. Ltd.
(a) ...................... 4,112,154
158,884 Hyundai Engineering & Construction
Co. Ltd. ................. 3,382,350
60,545 Hyundai Glovis Co. Ltd. ......... 6,185,194
115,060 KB Financial Group, Inc. ......... 7,208,658
108,213 Kia Corp. .................... 7,550,874
71,727 LG Electronics, Inc. ............. 4,132,623
65,038 Lotte Chemical Corp. ........... 2,533,860
51,736 NCSoft Corp.(a) ............... 6,122,575
20,191 OCI Co. Ltd. ................. 947,527
45,027 OCI Holdings Co. Ltd. .......... 2,437,755
458,328 Samsung E&A Co. Ltd. .......... 5,653,460
1,541,033 Samsung Heavy Industries Co. Ltd.(a) 13,703,498
94,093 Samsung Life Insurance Co. Ltd. ... 5,741,633
50,299 Samsung SDS Co. Ltd. .......... 4,158,717
130,290 Samsung Securities Co. Ltd. ....... 4,064,084
181,359 Shinhan Financial Group Co. Ltd. .. 6,317,425
834,883 SK Networks Co. Ltd. ........... 2,402,651
189,403 SK Square Co. Ltd.(a) ........... 12,102,998
127,543,612
SPAIN — 0.4%
58,838 ACS Actividades de Construccion y
Servicios SA ............... 2,995,691
6,516 Aedas Homes SA(b)(c) ........... 201,660
280,049 Atresmedia Corp. de Medios de
Comunicacion SA .......... 1,279,978
141,182 Audax Renovables SA ........... 223,332
49,500 Bankinter SA .................. 421,744
47,688 CIE Automotive SA ............. 1,271,116
13,334 Construcciones y Auxiliar de
Ferrocarriles SA ............ 493,714
274,433 Faes Farma SA ................. 1,006,715
124,209 Fluidra SA .................... 3,189,069
21,502 Grupo Catalana Occidente SA ..... 856,169
2,931 Grupo Empresarial San Jose SA .... 17,258
98,065 Indra Sistemas SA .............. 1,879,532
566,981 Inmobiliaria Colonial Socimi SA REIT 3,199,327
4,320 Laboratorios Farmaceuticos Rovi SA . 291,738
67,856 Linea Directa Aseguradora SA Cia de
Seguros y Reaseguros ........ 87,914
163,058 Logista Integral SA ............. 4,926,795
645,813 Mapfre SA .................... 1,794,287
189,190 Melia Hotels International SA ..... 1,408,964
567,372 Merlin Properties Socimi SA REIT .. 6,538,554
Shares Value
SPAIN (continued)
17,404 Neinor Homes SA(b)(c) .......... $ 303,706
24,368 Pharma Mar SA ................ 2,331,032
34,058 Tecnicas Reunidas SA(a) ......... 480,915
1,872,546 Unicaja Banco SA(b)(c) .......... 2,664,455
3,686 Vidrala SA .................... 377,379
38,241,044
SWEDEN — 1.4%
60,358 AAK AB ..................... 1,754,285
20,800 AcadeMedia AB(b)(c) ........... 128,050
10,164 Alfa Laval AB ................. 453,077
632,671 Alleima AB ................... 5,245,509
30,584 Alligo AB - Class B ............. 391,183
44,434 AQ Group AB ................. 635,115
2,304 Arise AB ..................... 7,848
568,011 Arjo AB - Class B .............. 2,034,968
10,623 Attendo AB(b)(c) .............. 49,086
329,838 Avanza Bank Holding AB ........ 9,890,997
68,190 Axfood AB ................... 1,462,289
32,672 Bahnhof AB - Class B ........... 168,039
12,472 Beijer Alma AB ................ 198,270
191,550 Beijer Ref AB ................. 2,842,384
441,769 Betsson AB - Class B ............ 6,030,655
73,149 BioGaia AB - Class B ............ 799,999
12,921 Biotage AB ................... 164,997
30,519 Bravida Holding AB(b)(c) ........ 243,544
877,734 Bredband2 i Skandinavien AB ..... 163,531
48,991 Bufab AB .................... 2,058,604
17,122 Bure Equity AB ................ 622,915
26,039 Byggmax Group AB ............. 116,101
7,513 Camurus AB(a) ................ 402,680
7,615 Cellavision AB ................. 154,759
47,848 Clas Ohlson AB - Class B ........ 1,021,269
542,978 Cloetta AB - Class B ............ 1,385,045
22,714 Coor Service Management Holding
AB(b)(c) ................. 64,815
90,061 Dios Fastigheter AB ............. 621,594
118,325 Dynavox Group AB(a) ........... 798,241
180 Elanders AB - Class B ........... 1,363
229,280 Electrolux AB - Class B(a) ........ 2,077,592
138,659 Electrolux Professional AB - Class B . 958,309
87,734 Elekta AB - Class B ............. 519,939
79,290 Embracer Group AB(a) .......... 1,603,220
6,695 Ependion AB ................. 73,946
16,831 Fabege AB .................... 125,890
121,992 Fagerhult Group AB ............ 593,305
11,142 Fasadgruppen Group AB ......... 43,219
867 FastPartner AB - Class A ......... 4,875
414,993 Fortnox AB ................... 2,872,671
191,306 Granges AB ................... 2,320,442
30,246 Heba Fastighets AB - Class B ...... 87,682
82,143 Hemnet Group AB ............. 2,729,578
267,082 Hexpol AB ................... 2,498,934

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
SWEDEN (continued)
31,399 Hoist Finance AB(a)(b)(c) ........ $ 264,266
2,218 Hufvudstaden AB - Class A ....... 24,693
6,294 Humana AB(a) ................ 20,489
648,980 Husqvarna AB - Class B .......... 3,455,912
84,612 Instalco AB(b) ................. 240,933
8,527 Investment AB Oresund ......... 91,359
88,445 Inwido AB ................... 1,625,568
24,240 JM AB ...................... 359,947
77 Kopparbergs Bryggeri AB - Class B .. 760
143,742 Lagercrantz Group AB - Class B .... 3,051,687
640 Lime Technologies AB ........... 20,140
105,511 Lindab International AB ......... 1,884,261
208,783 Loomis AB ................... 6,645,205
11,500 MEKO AB ................... 137,355
8,771 MIPS AB(b) .................. 427,573
136,851 Mycronic AB .................. 5,548,274
79 Nederman Holding AB .......... 1,536
51,348 Neobo Fastigheter AB(a) ......... 84,467
245,670 Net Insight AB - Class B(a) ....... 157,785
156,046 Nolato AB - Class B ............. 812,011
20,750 Nordnet AB .................. 493,263
6,762 NOTE AB(a) ................. 99,678
90,417 Nyfosa AB(a) .................. 927,687
100,838 Pandox AB ................... 1,836,218
61,088 Paradox Interactive AB ........... 1,194,976
252,551 Peab AB - Class B .............. 1,811,479
87,252 Platzer Fastigheter Holding AB - Class
B ....................... 671,833
23,801 Proact IT Group AB ............ 256,683
254 QleanAir AB .................. 402
289,493 Ratos AB - Class B .............. 907,449
87,371 Rusta AB ..................... 653,427
50,916 Rvrc Holding AB ............... 227,011
6,609 Scandi Standard AB ............. 49,964
162,217 Sectra AB - Class B ............. 3,712,712
45,033 SkiStar AB ................... 680,168
10,855 Solid Forsakring AB ............. 83,310
219,164 SSAB AB - Class A ............. 1,052,926
961,401 SSAB AB - Class B ............. 4,535,103
1,387,532 Stillfront Group AB(a) ........... 835,483
1,188,629 Storskogen Group AB - Class B .... 1,281,533
99,409 Storytel AB(a) ................. 714,939
12,479 Surgical Science Sweden AB(a) ..... 194,780
371,082 Swedish Orphan Biovitrum AB(a) .. 11,222,247
39,393 Synsam AB ................... 175,322
103,842 Systemair AB .................. 792,041
53,463 Thule Group AB(b)(c) ........... 1,692,755
101,399 Trelleborg AB - Class B .......... 3,817,897
228,943 Truecaller AB - Class B .......... 1,361,235
916 VBG Group AB - Class B ........ 27,283
2,665 Volati AB(b) .................. 25,554
112,314 Wihlborgs Fastigheter AB ........ 1,112,834
Shares Value
SWEDEN (continued)
9,542 Zinzino AB - Class B ............ $ 96,393
123,819,620
SWITZERLAND — 1.5%
213,059 Accelleron Industries AG ......... 10,647,656
107,057 Alcon AG .................... 9,769,368
2,708 ALSO Holding AG ............. 748,198
928 APG SGA SA ................. 211,507
119,204 Ascom Holding AG ............. 450,557
2,230 Autoneum Holding AG .......... 311,861
23,050 Baloise Holding AG ............. 4,205,953
12,162 Banque Cantonale Vaudoise ....... 1,227,331
882 Barry Callebaut AG ............. 969,559
23,284 Basilea Pharmaceutica Ag Allschwil(a) 1,036,658
13,235 Belimo Holding AG ............ 9,658,096
8,595 BKW AG .................... 1,466,385
14,492 Bucher Industries AG ........... 5,827,698
8,924 Burckhardt Compression Holding AG 6,742,454
1,980 Burkhalter Holding AG .......... 214,124
76 Bystronic AG ................. 27,319
1,281 Cie Financiere Tradition SA ....... 272,153
1,562 Coltene Holding AG ............ 95,553
8,734 Comet Holding AG ............. 2,605,977
14,340 DKSH Holding AG ............ 1,126,115
4,826 dormakaba Holding AG ......... 3,465,357
3,063 EMS-Chemie Holding AG ....... 2,168,284
641,422 Ferrexpo Plc(a) ................ 876,716
2,956 Flughafen Zurich AG ........... 711,638
2,244 Forbo Holding AG ............. 2,148,815
26,879 Galenica AG(b)(c) .............. 2,395,365
17,000 Garmin Ltd. .................. 3,669,450
705 Geberit AG ................... 393,227
2,734 Gurit Holding AG .............. 55,592
5,875 Hiag Immobilien Holding AG ..... 566,357
60,035 Huber + Suhner AG ............ 4,982,732
9,331 Implenia AG .................. 356,075
52 Ina Invest AG(a) ............... 1,201
5,200 Inficon Holding AG ............ 6,702,762
1,441,943 International Workplace Group Plc . 3,062,958
821 Investis Holding SA(b) .......... 100,974
5,866 Kardex Holding AG ............ 1,813,669
8,388 Kudelski SA(a) ................ 11,771
5,808 Landis+Gyr Group AG .......... 396,995
223 LEM Holding SA .............. 211,419
12,930 Logitech International SA ........ 1,279,956
1,045 Medacta Group SA(b)(c) ......... 133,500
40 Metall Zug AG - Class B ......... 46,159
35,901 On Holding AG - Class A(a) ...... 2,149,752
19 Orell Fuessli AG ............... 1,615
1,400 Partners Group Holding AG ...... 2,126,809
99 Phoenix Mecano AG ............ 45,342
87,517 PSP Swiss Property AG .......... 12,928,195
12,558 R&S Group Holding AG ......... 259,868

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
SWITZERLAND (continued)
4,127 Rieter Holding AG ............. $ 399,528
2,068 Santhera Pharmaceuticals Holding
AG(a) ................... 38,833
334 Schweiter Technologies AG ....... 166,903
21,614 SFS Group AG ................ 2,715,703
1,729 Siegfried Holding AG ........... 1,942,017
2,640 Sonova Holding AG ............ 921,053
156,108 Sportradar Group AG - Class A(a) .. 3,275,146
17,271 Stadler Rail AG ................ 383,723
600 Swiss Life Holding AG ........... 489,864
14,388 Swiss Prime Site AG ............ 1,642,558
13,026 Tecan Group AG ............... 3,343,991
437 TX Group AG ................. 89,475
14,408 u-blox Holding AG ............. 1,071,815
457 Vaudoise Assurances Holding SA ... 253,759
2,078 Vontobel Holding AG ........... 153,551
6,660 VZ Holding AG ............... 1,146,443
18,874 Zehnder Group AG ............. 1,043,066
16 Zug Estates Holding AG - Class B .. 36,880
129,791,383
TAIWAN — 0.7%
3,468,018 Cheng Shin Rubber Industry Co. Ltd. 5,217,162
10,290,432 China Petrochemical Development
Corp.(a) ................. 2,328,335
2,672,000 Ennostar, Inc. ................. 3,766,529
3,233,990 Foxconn Technology Co. Ltd. ..... 7,661,895
708,000 Hiwin Technologies Corp. ........ 6,270,408
1,875,000 Hon Hai Precision Industry Co. Ltd. 10,011,818
3,423,119 HTC Corp.(a) ................. 6,095,195
3,024,431 International CSRC Investment
Holdings Co.(a) ............ 1,167,516
1,991,000 Pegatron Corp. ................ 5,792,967
425,000 Phison Electronics Corp. ......... 6,047,460
7,659,000 Qisda Corp. .................. 8,080,805
62,440,090
THAILAND — 0.1%
29,987 Fabrinet(a) ................... 6,483,489
457,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 2,081,223
8,564,712
TURKEY — 0.3%
1,338,864 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 6,027,117
2,130,822 Tekfen Holding AS(a) ........... 3,783,991
5,546,808 Turk Telekomunikasyon AS(a) ..... 7,813,280
3,437,944 Turkcell Iletisim Hizmetleri AS .... 10,339,640
27,964,028
UNITED KINGDOM — 3.9%
66,728 3i Group Plc .................. 3,205,838
36,706 4imprint Group Plc ............. 2,716,854
931,627 abrdn Plc .................... 1,781,805
Shares Value
UNITED KINGDOM (continued)
7,739 accesso Technology Group Plc(a) ... $ 47,549
76,308 AG Barr Plc ................... 575,433
684,562 AJ Bell Plc .................... 3,759,557
14,166 Alfa Financial Software Holdings
Plc(b)(c) ................. 38,850
28,732 Alpha Group International Plc(b) ... 919,950
2,070,693 Alphawave IP Group Plc(a) ....... 3,653,207
187,516 AO World Plc(a) ............... 228,617
328,000 Ashmore Group Plc ............. 689,014
576,876 Aviva Plc ..................... 3,656,559
141,366 B&M European Value Retail SA ... 564,390
1,957,435 Balfour Beatty Plc .............. 11,269,032
102,106 Big Yellow Group Plc REIT ....... 1,204,054
59,256 Bloomsbury Publishing Plc ....... 488,814
1,100,595 Breedon Group Plc ............. 5,924,439
790,376 British Land Co. Plc (The) REIT ... 3,676,127
2,309 Brooks Macdonald Group Plc ..... 42,679
16,440 Burberry Group Plc ............. 240,276
319,390 Bytes Technology Group Plc ...... 1,818,101
196,284 Care REIT Plc(b) .............. 206,930
325,908 Central Asia Metals Plc .......... 607,440
241,808 Centrica Plc .................. 424,980
89,344 Ceres Power Holdings Plc(a) ...... 171,641
10,247 Cerillion Plc .................. 205,605
1,602,799 Chemring Group Plc ............ 6,307,052
41,960 Clarkson Plc .................. 2,218,725
135,513 Close Brothers Group Plc(a) ....... 534,565
582,794 CLS Holdings Plc REIT ......... 520,469
14,019 CMC Markets Plc(b)(c) .......... 38,761
298,200 CNH Industrial NV ............ 3,840,816
15,437 Cohort Plc ................... 219,824
116,604 Compass Pathways Plc - ADR(a) ... 502,563
54,027 Computacenter Plc ............. 1,556,727
5,176,357 ConvaTec Group Plc(b)(c) ........ 15,782,428
1,629 Costain Group Plc .............. 1,921
54,707 Cranswick Plc ................. 3,407,196
939,649 Currys Plc(a) .................. 1,087,517
2,075,330 Direct Line Insurance Group Plc ... 6,875,711
234,015 dotdigital group Plc ............. 251,595
661,575 Dr Martens Plc ................ 587,109
117,570 Drax Group Plc ................ 906,125
188,238 Dunelm Group Plc ............. 2,299,919
719,535 easyJet Plc .................... 4,544,755
1,978 Eco Animal Health Group Plc(a) ... 1,580
71,545 Ecora Resources Plc ............. 54,869
79,015 Endava Plc - ADR(a) ............ 2,561,666
872,922 EnQuest Plc(a) ................ 128,118
1,306 Epwin Group Plc ............... 1,503
2,375 Eurocell Plc ................... 4,267
293,386 FDM Group Holdings Plc ........ 856,451
2,228,960 Firstgroup Plc ................. 4,493,609
138,354 Foresight Group Holdings Ltd. .... 673,653
96,627 Foxtons Group Plc .............. 80,576

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
27 Frasers Group Plc(a) ............ $ 212
25,799 Frontier Developments Plc(a) ...... 70,403
14,043 Fuller Smith & Turner Plc - Class A . 95,821
30,322 Future Plc .................... 343,057
21,075 Galliford Try Holdings Plc ........ 97,614
91,032 Games Workshop Group Plc ...... 16,362,904
6,136 Gaming Realms Plc(a) ........... 2,727
347,152 Gamma Communications Plc ..... 5,744,676
163,716 Greggs Plc .................... 4,366,902
145,391 Gulf Keystone Petroleum Ltd. ..... 307,089
55,149 Halfords Group Plc ............. 96,756
115,860 Harbour Energy Plc ............. 334,465
22,413 Hargreaves Services Plc .......... 176,869
20,633 Harworth Group Plc ............ 44,651
90,739 Hill & Smith Plc ............... 2,223,775
66,058 Hilton Food Group Plc .......... 723,011
377,181 Howden Joinery Group Plc ....... 3,812,371
343,052 Hunting Plc .................. 1,471,837
466,913 IG Group Holdings Plc .......... 5,890,437
30,426 IHS Holding Ltd.(a) ............ 99,797
72,370 IMI Plc ...................... 1,790,603
32,366 Immunocore Holdings Plc - ADR(a) 1,064,194
59,306 Impax Asset Management Group Plc 161,964
10,215 Indivior Plc(a) ................. 121,558
221,795 IntegraFin Holdings Plc(b) ........ 994,404
8,070 InterContinental Hotels Group Plc . 1,076,065
17,220 Intermediate Capital Group Plc .... 501,768
54,352 International Personal Finance Plc .. 86,468
23,897 IQE Plc(a) ................... 4,383
443,452 ITM Power Plc(a) .............. 200,150
178,505 J D Wetherspoon Plc ............ 1,377,292
2,389,093 JD Sports Fashion Plc ........... 2,621,793
1,096,205 JET2 Plc ..................... 20,708,902
193,897 Johnson Matthey Plc ............ 3,427,847
849,325 Johnson Service Group Plc ........ 1,428,961
685,783 Jupiter Fund Management Plc ..... 679,449
1,098,866 Just Group Plc ................. 2,251,020
280,211 Kainos Group Plc .............. 2,852,699
121,672 Keller Group Plc ............... 2,057,269
1,074,316 Kier Group Plc ................ 1,988,784
223,620 Kingfisher Plc ................. 679,364
160,906 Lancashire Holdings Ltd. ......... 1,294,577
54,365 Lion Finance Group Plc .......... 3,191,315
90,482 Liontrust Asset Management Plc ... 501,095
34,719 LivaNova Plc(a) ................ 1,734,214
524,724 LondonMetric Property Plc REIT .. 1,207,147
2,119,049 Man Group Plc ................ 5,600,198
156,549 Marks & Spencer Group Plc ...... 648,521
433,111 Marston's Plc(a) ............... 217,897
140,707 ME Group International Plc ...... 372,677
72,175 Mears Group Plc ............... 317,939
3,711,849 Mitie Group Plc ............... 5,315,258
1,012,685 MONY Group Plc .............. 2,425,094
Shares Value
UNITED KINGDOM (continued)
20,628 Morgan Sindall Group Plc ........ $ 937,602
13,330 MP Evans Group Plc ............ 170,523
52,609 Next 15 Group Plc ............. 220,531
33,036 Next Plc ..................... 4,060,445
78 Nichols Plc ................... 1,258
307,405 Ninety One Plc ................ 568,368
306 Norcros Plc ................... 880
15,511 Odfjell Technology Ltd. .......... 61,657
244,835 On the Beach Group Plc(b)(c) ..... 779,585
683,497 OSB Group Plc ................ 3,556,287
73,889 Oxford Metrics Plc ............. 45,162
275,263 Pagegroup Plc ................. 1,112,697
558,244 Paragon Banking Group Plc ....... 5,565,122
81,271 PayPoint Plc .................. 717,463
451,340 Pearson Plc ................... 7,488,086
35,200 Pentair Plc .................... 3,649,536
165,885 Pets at Home Group Plc ......... 464,797
130,093 Pharos Energy Plc .............. 38,857
215,350 Picton Property Income Ltd. REIT . 173,333
209,415 Polar Capital Holdings Plc ........ 1,298,463
1,275,473 Primary Health Properties Plc REIT . 1,488,735
602,172 QinetiQ Group Plc ............. 2,764,397
775,427 Quilter Plc(b)(c) ............... 1,552,490
14,183 Rank Group Plc ............... 15,651
28,592 Renew Holdings Plc ............ 259,014
54,251 Renishaw Plc .................. 2,413,425
137,407 Rightmove Plc ................. 1,130,715
360,547 Rolls-Royce Holdings Plc(a) ....... 2,688,294
1,912,231 Rotork Plc .................... 8,247,430
174,656 RS GROUP Plc ................ 1,405,255
260,399 RWS Holdings Plc .............. 440,759
165,017 Safestore Holdings Plc REIT ...... 1,253,080
56,229 Savills Plc .................... 742,465
223,844 Serco Group Plc ............... 428,366
229,041 Serica Energy Plc ............... 396,687
391,369 Smiths Group Plc .............. 9,968,251
74,224 Smiths News Plc ............... 55,896
197,918 Softcat Plc .................... 3,923,946
13,143 Spectris Plc ................... 491,304
433,169 Speedy Hire Plc ................ 147,114
859,166 Spirent Communications Plc(a) .... 1,961,402
625,029 St. James's Place Plc ............. 8,116,407
851,866 Standard Chartered Plc .......... 11,457,191
77,094 SThree Plc .................... 242,090
57,889 Stolt-Nielsen Ltd. .............. 1,495,970
342,036 Subsea 7 SA .................. 5,642,344
393,209 Target Healthcare REIT Plc ....... 419,773
5,990 Tatton Asset Management Plc ..... 48,986
1,916,148 Taylor Wimpey Plc ............. 2,837,812
113,900 TechnipFMC Plc ............... 3,422,695
34,014 Telecom Plus Plc ............... 704,332
1,044,644 TP ICAP Group Plc ............ 3,532,930
1,174,377 Trainline Plc(a)(b)(c) ............ 5,157,684

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
435,623 Trustpilot Group Plc(a)(b)(c) ...... $ 1,788,072
77,624 Vanquis Banking Group Plc ....... 50,310
18,191 Victorian Plumbing Group Plc ..... 23,975
19,963 Victrex Plc ................... 244,794
118,355 Vistry Group Plc(a) ............. 871,286
8,780 Watches of Switzerland Group Plc(a)
(c) ...................... 62,119
131,761 Weir Group Plc (The) ........... 3,930,538
65,497 WH Smith Plc ................ 1,059,838
349,563 Wickes Group Plc .............. 799,513
340,306 XPS Pensions Group Plc(b) ....... 1,465,076
345,683,117
UNITED STATES — 50.9%
208,599 Academy Sports & Outdoors, Inc. .. 10,911,814
30,600 AECOM ..................... 3,226,464
28,400 Aflac, Inc. .................... 3,049,592
21,700 Agilent Technologies, Inc. ........ 3,287,984
39,740 Agilysys, Inc.(a) ................ 3,585,343
37,532 Agios Pharmaceuticals, Inc.(a) ..... 1,290,725
305,000 Albany International Corp. - Class A 24,628,750
25,100 Alexandria Real Estate Equities, Inc.
REIT ................... 2,443,485
765,000 Alkami Technology, Inc.(a) ........ 26,614,350
52,400 Alliant Energy Corp. ............ 3,085,312
86,447 Alphatec Holdings, Inc.(a) ........ 1,019,210
30,800 American Electric Power Co., Inc. .. 3,029,488
6,950 Ameriprise Financial, Inc. ........ 3,776,352
255,000 AMERISAFE, Inc. ............. 12,755,100
330,775 Amphastar Pharmaceuticals, Inc.(a) . 11,534,124
311,965 API Group Corp.(a) ............ 11,901,465
13,050 Appfolio, Inc. - Class A(a) ........ 3,052,525
83,054 Applied Industrial Technologies, Inc. 21,596,532
33,900 AppLovin Corp. - Class A(a) ...... 12,529,101
22,900 Arrow Electronics, Inc.(a) ........ 2,668,995
15,800 Assurant, Inc. ................. 3,400,002
23,400 Atmos Energy Corp. ............ 3,334,734
640,000 AtriCure, Inc.(a) ............... 25,516,800
13,850 AvalonBay Communities, Inc. REIT 3,067,914
1,942,812 Avantor, Inc.(a) ................ 43,285,851
14,000 Avery Dennison Corp. ........... 2,600,220
76,383 Avidity Biosciences, Inc.(a) ........ 2,515,292
18,711 Axon Enterprise, Inc.(a) .......... 12,202,940
184,157 AZEK Co., Inc. (The)(a) ......... 9,434,363
618,415 Baldwin Insurance Group, Inc. (The)
(a) ...................... 25,324,094
100,000 BancFirst Corp. ................ 11,908,000
45,500 Bank of New York Mellon Corp. (The) 3,909,815
370,000 Bath & Body Works, Inc. ......... 13,915,700
26,100 BeiGene Ltd. - ADR(a) .......... 5,872,239
94,857 Bel Fuse, Inc. - Class B .......... 7,692,903
37,468 Bentley Systems, Inc. - Class B ..... 1,744,135
34,300 Best Buy Co., Inc. .............. 2,944,998
Shares Value
UNITED STATES (continued)
42,800 Bio-Techne Corp. .............. $ 3,147,940
651,572 BJ's Wholesale Club Holdings, Inc.(a) 64,538,207
375,956 Booz Allen Hamilton Holding Corp. 48,498,324
175,000 Brady Corp. - Class A ........... 13,035,750
775,000 Braze, Inc. - Class A(a) ........... 35,634,500
184,498 Bright Horizons Family Solutions, Inc.
(a) ...................... 22,619,455
67,100 Brighthouse Financial, Inc.(a) ..... 4,140,741
1,399,097 BrightView Holdings, Inc.(a) ...... 22,049,769
47,700 Bruker Corp. .................. 2,773,755
11,100 Burlington Stores, Inc.(a) ......... 3,151,623
214,135 BWX Technologies, Inc. .......... 24,182,266
6,500 CACI International, Inc. - Class A(a) 2,510,690
206,129 Cactus, Inc. - Class A ............ 12,307,963
392,410 Cadence Bank ................. 13,812,832
83,133 Calix, Inc.(a) .................. 3,298,717
325,221 Cargurus, Inc.(a) ............... 12,748,663
112,351 Carlisle Cos., Inc. .............. 43,756,220
148,647 Casella Waste Systems, Inc. - Class
A(a) .................... 15,985,498
33,187 Cavco Industries, Inc.(a) ......... 16,880,236
269,931 CBIZ, Inc.(a) ................. 23,162,779
2,072,231 CCC Intelligent Solutions Holdings,
Inc.(a) ................... 23,022,486
237,042 CDW Corp. .................. 47,204,544
36,861 Celcuity, Inc.(a) ................ 440,489
935,000 Celsius Holdings, Inc.(a) ......... 23,356,300
445,000 Central Garden & Pet Co. - Class A(a) 13,879,550
29,800 CH Robinson Worldwide, Inc. ..... 2,964,802
155,857 Champion Homes, Inc.(a) ........ 14,390,277
14,950 Charles River Laboratories
International, Inc.(a) ........ 2,463,162
28,100 Cheniere Energy, Inc. ........... 6,284,565
23,000 Cincinnati Financial Corp. ........ 3,152,150
71,400 Citizens Financial Group, Inc. ..... 3,396,498
222,289 Clean Harbors, Inc.(a) ........... 51,793,337
705,000 Clearwater Analytics Holdings, Inc. -
Class A(a) ................ 19,852,800
45,100 CMS Energy Corp. ............. 2,976,600
77,200 Cognex Corp. ................. 3,080,280
39,700 Cognizant Technology Solutions Corp.
- Class A ................. 3,279,617
27,722 Comfort Systems USA, Inc. ....... 12,107,583
50,820 Commerce Bancshares, Inc. ....... 3,394,776
60,000 CommVault Systems, Inc.(a) ...... 9,555,600
1,130,000 Confluent, Inc. - Class A(a) ....... 33,538,400
310,000 CONMED Corp. .............. 22,251,800
265,886 Construction Partners, Inc. - Class
A(a) .................... 21,377,234
374,273 Cooper Cos., Inc. (The)(a) ........ 36,136,058
853,376 Core & Main, Inc. - Class A(a) .... 48,164,541
10,150 Corpay, Inc.(a) ................ 3,861,974
107,118 Crane Co. .................... 18,244,338

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
UNITED STATES (continued)
232,500 Crane NXT Co. ............... $ 14,873,025
27,000 Crown Castle, Inc. REIT ......... 2,410,560
33,800 Crown Holdings, Inc. ........... 2,969,668
267,400 Cullen/Frost Bankers, Inc. ........ 37,275,560
9,850 Cummins, Inc. ................ 3,509,063
50,075 Curtiss-Wright Corp. ............ 17,373,020
517,770 CVB Financial Corp. ............ 10,790,327
19,700 DaVita, Inc.(a) ................ 3,471,140
21,900 Deckers Outdoor Corp.(a) ........ 3,884,184
53,659 Denali Therapeutics, Inc.(a) ....... 1,250,255
67,600 Devon Energy Corp. ............ 2,305,160
20,300 Digital Realty Trust, Inc. REIT .... 3,326,358
122,275 Diodes, Inc.(a) ................ 7,211,779
27,000 Diversified Energy Co. Plc(b) ...... 433,439
7,200 Domino's Pizza, Inc. ............ 3,233,664
16,700 Dover Corp. .................. 3,401,456
29,500 DR Horton, Inc. ............... 4,186,050
125,700 Dropbox, Inc. - Class A(a) ........ 4,041,255
11,550 Eagle Materials, Inc. ............ 2,965,347
36,900 East West Bancorp, Inc. .......... 3,799,593
51,700 eBay, Inc. .................... 3,488,716
90,303 Edgewise Therapeutics, Inc.(a) ..... 2,530,290
697,821 Element Solutions, Inc. .......... 18,010,760
450,547 elf Beauty, Inc.(a) .............. 45,014,151
33,500 Encompass Health Corp. ......... 3,325,545
420,000 Enerpac Tool Group Corp. ........ 18,979,800
17,347 Enphase Energy, Inc.(a) .......... 1,080,371
131,794 Ensign Group, Inc. (The) ......... 18,406,350
232,457 Entegris, Inc. .................. 23,603,684
51,000 Entergy Corp. ................. 4,135,080
84,028 ePlus, Inc.(a) .................. 6,713,837
146,706 Equifax, Inc. .................. 40,311,875
41,800 Equity Residential REIT ......... 2,952,334
265,000 Esab Corp. ................... 32,817,600
250,000 ESCO Technologies, Inc. ......... 33,185,000
220,550 Essent Group Ltd. .............. 12,847,037
10,400 Essex Property Trust, Inc. REIT .... 2,959,528
29,000 Euronet Worldwide, Inc.(a) ....... 2,856,500
411,832 ExlService Holdings, Inc.(a) ....... 20,698,676
22,300 Expedia Group, Inc.(a) .......... 3,812,185
24,900 Expeditors International of
Washington, Inc. ........... 2,828,142
17,200 Extra Space Storage, Inc. REIT .... 2,648,800
15,300 F5, Inc.(a) .................... 4,548,078
1,800 Fair Isaac Corp.(a) .............. 3,372,408
44,900 Fastenal Co. .................. 3,288,476
14,200 Ferguson Enterprises, Inc. ........ 2,571,904
51,600 Fidelity National Financial, Inc. .... 3,001,572
72,800 Fifth Third Bancorp ............. 3,225,768
860,000 First Financial Bankshares, Inc. .... 32,043,600
730,000 First Watch Restaurant Group, Inc.(a) 15,315,400
188,746 FirstCash Holdings, Inc. ......... 20,601,626
54,929 Five9, Inc.(a) .................. 2,251,540
Shares Value
UNITED STATES (continued)
388,355 Fluor Corp.(a) ................. $ 18,722,595
220,550 FormFactor, Inc.(a) ............. 8,833,027
74,300 Fox Corp. - Class A ............. 3,802,674
160,000 Freshpet, Inc.(a) ............... 25,592,000
6,350 Gartner, Inc.(a) ................ 3,446,971
116,800 Gen Digital, Inc. ............... 3,143,088
19,400 Generac Holdings, Inc.(a) ........ 2,897,002
43,000 General Mills, Inc. .............. 2,586,020
350,000 German American Bancorp, Inc. ... 14,465,500
30,690 Glaukos Corp.(a) ............... 4,801,144
352,400 Globus Medical, Inc. - Class A(a) ... 32,674,528
18,600 GoDaddy, Inc. - Class A(a) ....... 3,955,290
135,620 Guidewire Software, Inc.(a) ....... 28,652,437
129,416 Hamilton Lane, Inc. - Class A ..... 20,600,439
27,000 Hartford Financial Services Group,
Inc. (The) ................ 3,011,850
44,500 Hasbro, Inc. .................. 2,573,880
61,723 Hawkins, Inc. ................. 6,598,806
171,800 Healthcare Realty Trust, Inc. REIT .. 2,877,650
196,506 HealthEquity, Inc.(a) ............ 21,698,193
135,700 Healthpeak Properties, Inc. REIT ... 2,803,562
15,600 Hershey Co. (The) .............. 2,328,300
159,200 Hewlett Packard Enterprise Co. .... 3,373,448
63,000 HF Sinclair Corp. .............. 2,273,040
15,900 Hilton Worldwide Holdings, Inc. ... 4,071,513
38,200 Hologic, Inc.(a) ................ 2,755,748
85,800 HP, Inc. ..................... 2,788,500
209,000 Huntington Bancshares, Inc. ...... 3,594,800
11,100 Huntington Ingalls Industries, Inc. .. 2,189,586
57,929 IDEXX Laboratories, Inc.(a) ...... 24,448,934
46,800 Incyte Corp.(a) ................ 3,470,688
96,892 Innospec, Inc. ................. 10,982,708
144,009 Inspire Medical Systems, Inc.(a) .... 27,865,741
44,127 Installed Building Products, Inc. .... 8,774,213
36,499 Insulet Corp.(a) ................ 10,160,592
24,600 Interactive Brokers Group, Inc. - Class
A ...................... 5,349,024
62,700 International Paper Co. .......... 3,488,001
114,122 Interparfums, Inc. .............. 16,093,484
85,200 Invitation Homes, Inc. REIT ...... 2,653,980
18,465 Ionis Pharmaceuticals, Inc.(a) ...... 589,033
246,000 iRhythm Technologies, Inc.(a) ..... 26,777,100
26,900 Iron Mountain, Inc. REIT ........ 2,732,233
105,000 J & J Snack Foods Corp. ......... 14,409,150
28,100 Jabil, Inc. .................... 4,563,721
245,000 JBT Marel Corp. ............... 32,585,000
710,000 JFrog Ltd.(a) .................. 24,679,600
25,100 JM Smucker Co. (The) .......... 2,682,939
11,900 Jones Lang LaSalle, Inc.(a) ........ 3,365,320
29,990 Kadant, Inc. .................. 11,183,271
292,242 Keysight Technologies, Inc.(a) ..... 52,121,361
247,100 Kinder Morgan, Inc. ............ 6,790,308
30,644 Kinsale Capital Group, Inc. ....... 13,542,809

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
UNITED STATES (continued)
180,112 Kirby Corp.(a) ................. $ 19,659,225
130,000 Lancaster Colony Corp. .......... 21,936,200
64,900 Lattice Semiconductor Corp.(a) .... 3,700,598
102,819 Legend Biotech Corp. - ADR(a) .... 3,917,404
19,700 Leidos Holdings, Inc. ............ 2,797,991
18,600 Lennar Corp. - Class A .......... 2,441,064
393,098 Liberty Energy, Inc. ............. 7,197,624
460,134 Light & Wonder, Inc.(a) ......... 40,450,380
102,491 Limbach Holdings, Inc.(a) ........ 9,478,368
15,400 Lincoln Electric Holdings, Inc. ..... 3,061,212
95,100 Lincoln National Corp. .......... 3,343,716
287,245 Live Nation Entertainment, Inc.(a) .. 41,558,607
37,900 Loews Corp. .................. 3,238,555
825,000 Lucky Strike Entertainment Corp. .. 8,786,250
18,300 M&T Bank Corp. .............. 3,682,692
14,700 Madison Square Garden Sports Corp.
(a) ...................... 3,232,089
15,594 Madrigal Pharmaceuticals, Inc.(a) ... 5,220,871
532,064 Magnolia Oil & Gas Corp. - Class A 12,609,917
162,286 Manhattan Associates, Inc.(a) ...... 33,851,237
43,600 Masco Corp. .................. 3,456,608
27,500 MasTec, Inc.(a) ................ 3,989,975
238,722 Matador Resources Co. .......... 13,845,876
81,700 Match Group, Inc. .............. 2,916,690
38,500 McCormick & Co, Inc. .......... 2,973,355
128,934 Medpace Holdings, Inc.(a) ........ 45,017,306
40,800 MetLife, Inc. .................. 3,529,608
2,150 Mettler-Toledo International, Inc.(a) 2,933,546
122,500 MGIC Investment Corp. ......... 3,128,650
157,225 MGP Ingredients, Inc. ........... 5,680,539
42,300 Microchip Technology, Inc. ....... 2,296,890
9,300 Millrose Properties, Inc. - Class A
REIT(a)(e) ............... 102,858
106,298 MKS Instruments, Inc. .......... 12,041,437
301,131 MSA Safety, Inc. ............... 49,605,310
162,862 Mueller Industries, Inc. .......... 12,825,382
399,450 Murphy Oil Corp. .............. 10,637,353
44,905 Murphy USA, Inc. .............. 22,583,174
207,905 Myriad Genetics, Inc.(a) ......... 2,634,156
654,958 Nasdaq, Inc. .................. 53,929,242
2,010,000 Neogen Corp.(a) ............... 23,034,600
23,000 NetApp, Inc. .................. 2,808,300
20,100 Neurocrine Biosciences, Inc.(a) .... 3,051,582
108,900 News Corp. - Class A ............ 3,062,268
93,000 NiSource, Inc. ................. 3,468,900
34,300 Northern Trust Corp. ........... 3,851,547
231,224 Novanta, Inc.(a) ............... 34,604,984
36,400 NRG Energy, Inc. .............. 3,728,816
39,218 Nurix Therapeutics, Inc.(a) ....... 772,987
526,605 Nutanix, Inc. - Class A(a) ......... 36,211,993
340 NVR, Inc.(a) .................. 2,725,501
100,259 Ocular Therapeutix, Inc.(a) ....... 771,994
31,200 Okta, Inc.(a) .................. 2,939,664
Shares Value
UNITED STATES (continued)
15,300 Old Dominion Freight Line, Inc. ... $ 2,839,833
800,517 Old National Bancorp ........... 19,092,330
145,000 Ollie's Bargain Outlet Holdings, Inc.
(a) ...................... 16,168,950
430,000 Omnicell, Inc.(a) ............... 19,345,700
30,900 Omnicom Group, Inc. ........... 2,681,811
1,036,205 Onestream, Inc.(a) .............. 30,858,185
79,434 Onto Innovation, Inc.(a) ......... 16,264,906
69,400 Ovintiv, Inc. .................. 2,930,068
240,000 Palomar Holdings, Inc.(a) ........ 25,888,800
1,116,600 Patterson-UTI Energy, Inc. ....... 9,010,962
23,400 Paychex, Inc. .................. 3,455,478
18,600 Paycom Software, Inc. ........... 3,860,616
19,000 Paylocity Holding Corp.(a) ....... 3,904,880
157,196 Penumbra, Inc.(a) .............. 41,966,616
609,043 Perimeter Solutions, Inc.(a) ....... 7,613,038
754,360 Phreesia, Inc.(a) ................ 21,469,086
124,226 Pinnacle Financial Partners, Inc. .... 15,499,678
35,000 Pinnacle West Capital Corp. ...... 3,043,600
165,000 PJT Partners, Inc. - Class A ....... 27,220,050
385,290 Planet Fitness, Inc. - Class A(a) .... 41,672,966
8,550 Pool Corp. ................... 2,943,337
231,022 Prestige Consumer Healthcare, Inc.(a) 17,735,559
38,300 Principal Financial Group, Inc. ..... 3,157,835
155,000 PROCEPT BioRobotics Corp.(a) ... 11,237,500
25,900 Prudential Financial, Inc. ......... 3,127,684
9,000 Public Storage REIT ............ 2,686,320
715,400 Pure Storage, Inc. - Class A(a) ..... 48,496,966
209,501 Q2 Holdings, Inc.(a) ............ 19,938,210
27,100 Qorvo, Inc.(a) ................. 2,248,758
11,250 Quanta Services, Inc. ............ 3,460,613
19,800 Quest Diagnostics, Inc. .......... 3,229,380
227,998 RadNet, Inc.(a) ................ 14,927,029
275,000 RB Global, Inc. ................ 24,607,000
114,480 RBC Bearings, Inc.(a) ........... 39,924,900
18,400 Regal Rexnord Corp. ............ 2,920,632
14,550 Reinsurance Group of America, Inc. . 3,315,363
128,280 Reliance Worldwide Corp. Ltd. .... 427,126
10,700 Reliance, Inc. ................. 3,097,650
215,000 Repligen Corp.(a) .............. 35,735,150
45,938 Replimune Group, Inc.(a) ........ 642,213
13,550 ResMed, Inc. .................. 3,200,239
25,200 Revvity, Inc. .................. 3,178,476
48,085 RLI Corp. .................... 3,527,035
47,300 Robert Half, Inc. ............... 3,064,567
61,400 Rollins, Inc. .................. 3,039,300
21,600 Royal Gold, Inc. ............... 3,020,112
180,000 Rubrik, Inc. - Class A(a) ......... 13,188,600
132,322 RxSight, Inc.(a) ................ 4,481,746
589,861 Ryan Specialty Holdings, Inc. ...... 39,272,945
161,169 Ryman Hospitality Properties, Inc.
REIT ................... 16,896,958
108,751 Saia, Inc.(a) ................... 52,212,443

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
UNITED STATES (continued)
79,578 SBA Communications Corp. REIT . $ 15,721,430
87,400 Sealed Air Corp. ............... 3,044,142
285,000 Sensient Technologies Corp. ....... 21,520,350
1,505,000 SentinelOne, Inc. - Class A(a) ..... 36,044,750
405,000 ServisFirst Bancshares, Inc. ........ 36,721,350
65,000 Shake Shack, Inc. - Class A(a) ..... 7,678,450
144,332 Shift4 Payments, Inc. - Class A(a) ... 17,298,190
780,000 SI-BONE, Inc.(a) .............. 13,072,800
18,200 Simon Property Group, Inc. REIT .. 3,164,252
880,000 Simply Good Foods Co. (The)(a) ... 33,440,000
162,063 Simpson Manufacturing Co., Inc. .. 27,226,584
520,000 Skyward Specialty Insurance Group,
Inc.(a) ................... 23,025,600
28,400 Skyworks Solutions, Inc. ......... 2,520,784
141,900 SLM Corp. ................... 3,960,429
166,946 SouthState Corp. ............... 17,627,828
83,360 SPS Commerce, Inc.(a) .......... 15,394,925
66,405 SPX Technologies, Inc.(a) ........ 9,862,471
41,100 SS&C Technologies Holdings, Inc. .. 3,327,045
32,245 STAAR Surgical Co.(a) .......... 780,007
413,247 STAG Industrial, Inc. REIT ....... 14,124,782
174,200 Standex International Corp. ....... 31,826,340
30,200 Stanley Black & Decker, Inc. ...... 2,659,714
36,100 State Street Corp. .............. 3,668,482
236,582 STERIS Plc ................... 52,201,818
265,000 Stock Yards Bancorp, Inc. ......... 19,533,150
25,235 StoneX Group, Inc.(a) ........... 2,763,737
78,065 Sweetgreen, Inc. - Class A(a) ...... 2,569,900
296,885 Synovus Financial Corp. ......... 16,750,252
400,000 Tandem Diabetes Care, Inc.(a) ..... 14,824,000
52,387 Tarsus Pharmaceuticals, Inc.(a) ..... 2,816,325
12,650 Teleflex, Inc. .................. 2,280,036
485,000 Tenable Holdings, Inc.(a) ......... 20,898,650
108,600 Teradata Corp.(a) .............. 3,465,426
292,199 Terreno Realty Corp. REIT ....... 19,115,659
65,000 Tetra Tech, Inc. ................ 2,392,000
158,256 Texas Capital Bancshares, Inc.(a) ... 12,494,311
117,573 Texas Roadhouse, Inc. ........... 21,292,470
60,500 The Campbell's Co. ............. 2,345,585
215,866 Titan Machinery, Inc.(a) ......... 4,041,012
26,000 TKO Group Holdings, Inc.(a) ..... 4,035,460
56,000 Tractor Supply Co. ............. 3,044,160
368,034 Tradeweb Markets, Inc. - Class A ... 46,703,515
284,778 Transcat, Inc.(a) ................ 21,933,602
310,000 TriMas Corp. ................. 7,533,000
53,800 Trimble, Inc.(a) ................ 4,032,848
211,900 TripAdvisor, Inc.(a) ............. 3,720,964
5,350 Tyler Technologies, Inc.(a) ........ 3,218,774
70,600 UDR, Inc. REIT ............... 2,946,844
85,876 UFP Technologies, Inc.(a) ........ 23,586,702
162,045 UiPath, Inc. - Class A(a) ......... 2,304,280
145,391 UL Solutions, Inc. - Class A ....... 7,838,029
4,100 United Rentals, Inc. ............. 3,108,046
Shares Value
UNITED STATES (continued)
8,800 United Therapeutics Corp.(a) ...... $ 3,090,296
13,100 Universal Health Services, Inc. - Class
B ....................... 2,470,136
808,354 US Foods Holding Corp.(a) ....... 57,336,549
1,200,000 Utz Brands, Inc. ............... 16,032,000
423,200 Valvoline, Inc.(a) ............... 15,704,952
27,500 Veralto Corp. ................. 2,843,225
182,100 Vericel Corp.(a) ................ 10,660,134
16,800 VeriSign, Inc.(a) ............... 3,612,000
11,450 Verisk Analytics, Inc. ............ 3,291,188
373,883 Vertex, Inc. - Class A(a) .......... 21,591,743
259,800 Viatris, Inc. ................... 2,930,544
2,193,315 ViewRay, Inc.(a)(e) ............. 22
69,436 Vir Biotechnology, Inc.(a) ........ 722,134
35,900 Vistra Corp. .................. 6,032,277
421,839 Vontier Corp. ................. 16,261,893
52,300 W R Berkley Corp. ............. 3,076,809
9,050 Waters Corp.(a) ................ 3,760,094
125,000 Watts Water Technologies, Inc. - Class
A ...................... 25,847,500
163,510 WaVe Life Sciences Ltd.(a) ........ 1,891,811
82,041 WEX, Inc.(a) ................. 15,086,519
32,300 Whirlpool Corp. ............... 3,391,823
110,100 Williams Cos, Inc. (The) ......... 6,102,843
670,610 WillScot Holdings Corp.(a) ....... 24,852,807
44,851 Wingstop, Inc. ................ 13,361,113
34,643 Winmark Corp. ................ 13,496,566
269,950 Wolfspeed, Inc.(a) .............. 1,654,794
360,000 WSFS Financial Corp. ........... 20,160,000
3,150 WW Grainger, Inc. ............. 3,347,411
281,715 Wyndham Hotels & Resorts, Inc. ... 29,585,709
22,400 Xylem, Inc. ................... 2,778,496
31,500 Yum! Brands, Inc. .............. 4,110,750
8,800 Zebra Technologies Corp. - Class A(a) 3,449,072
4,560,709,497
Total Common Stocks
(Cost $6,730,362,878)
7,930,822,300
RIGHTS/WARRANTS — 0.0%
SPAIN — 0.0%
58,838 ACS Actividades de Construccion
y Servicios SA, Rights, Expire
02/18/25(a) ............... 29,054
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR, Rights, Expire
12/31/49(a)(d)(e) ........... 0
Total Rights/Warrants
(Cost $27,782)
29,054

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Shares Value
EXCHANGE-TRADED FUNDS
(f)
— 7.9%
912,678 SPDR S&P Biotech ETF ......... $ 84,577,870
106,788 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 14,326,678
895,085 SPDR S&P Regional Banking ETF . 57,428,654
5,291,467 Utilities Select Sector SPDR Fund .. 412,099,450
2,846,650 VanEck Junior Gold Miners ETF ... 137,692,460
Total Exchange-Traded Funds
(Cost $635,759,329)
706,125,112
Principal
Amount
U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Bills — 0.5%
$ 20,000,000 4.26%, 02/18/25(g) ............. 19,964,604
25,000,000 4.27%, 02/25/25(g) ............. 24,935,090
Total U.S. Government Securities
(Cost $44,899,610)
44,899,694
Shares
INVESTMENT COMPANY — 0.6%
58,026,872 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
4.25%(h) ................. 58,026,872
Total Investment Company
(Cost $58,026,872)
58,026,872
Principal
Amount
CASH SWEEP — 2.2%
197,049,671 Citibank - U.S. Dollars on Deposit in
Custody Account, 1.35%(h) ... 197,049,671
Total Cash Sweep
(Cost $197,049,671)
197,049,671
TOTAL INVESTMENTS — 99.8%
(Cost $7,666,126,142)
$ 8,936,952,703
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.2%
20,002,570
NET ASSETS — 100.0%
$ 8,956,955,273
(a) Non-income producing security.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,256 which is 0.00% of net assets and the cost is $55,664,138.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) A copy of the underlying funds’ financial statements is available upon request.
(g) Zero coupon security. The rate represents the yield at time of purchase.
(h) The rate shown represents the current yield as of January 31, 2025.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 2.3%
Austria ..................................... 0.3
Bahamas .................................... 0.0 *
Belgium .................................... 0.2
Brazil ...................................... 0.4
Canada ..................................... 1.9
Chile ...................................... 0.1
China ...................................... 4.4
Denmark ................................... 0.7
Finland ..................................... 0.4
France ...................................... 0.8
Germany .................................... 0.9
Greece ..................................... 0.1
Hong Kong .................................. 0.6
Iceland ..................................... 0.0 *
India ....................................... 0.5
Indonesia ................................... 0.1
Ireland ..................................... 0.2
Israel ....................................... 1.8
Italy ....................................... 1.1
Japan ...................................... 8.3
Luxembourg ................................. 0.0 *
Malaysia .................................... 0.1
Mexico ..................................... 0.0 *
Netherlands .................................. 0.7
New Zealand ................................. 0.1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Country:
Percentage
of Net Assets
Norway ..................................... 0.4%
Poland ..................................... 0.2
Portugal .................................... 0.1
Puerto Rico .................................. 0.0 *
Russia ...................................... 0.0 *
Singapore ................................... 0.6
South Africa ................................. 0.7
South Korea ................................. 1.4
Spain ...................................... 0.4
Sweden ..................................... 1.4
Switzerland .................................. 1.5
Taiwan ..................................... 0.7
Thailand .................................... 0.1
Turkey ..................................... 0.3
United Kingdom .............................. 3.9
United States ................................. 50.9
Other
**
..................................... 11.4
100.0%
*
Represents less than 0.05% of net assets.
**
Includes cash and equivalents, exchange-traded funds, rights/warrants,
U.S. Government Securities, investment company, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.